UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust
BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BIF Multi-State
Municipal Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)

BIF Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 91.9%
Ak-Chin Indian Community, RB, VRDN
(Bank of America NA LOC), 0.30%,
7/07/10 (a)	$ 900	$ 900,000
Arizona Health Facilities Authority, BB&T
Municipal Trust, RB, FLOATS, VRDN,
Series 2003 (BB&T Liquidity Facility),
0.35%, 7/07/10 (a)(b)	600	600,000
Arizona School Facilities Board, COP,
5.00%, 9/01/10 (a)	4,000	4,029,880
Arizona State Transportation Board, RB,
Maricopa County Regional Area Road,
3.00%, 7/01/10 (a)	2,290	2,290,161
Arizona State University, Refunding RB,
VRDN, Series B (Lloyds TSB Bank Plc
LOC), 0.22%, 7/07/10 (a)	4,540	4,540,000
Casa Grande IDA Arizona, RB, VRDN,
Price Companies Inc. Project, Series A,
AMT (Bank of America NA LOC),
0.45%, 7/07/10 (a)	670	670,000
Central Arizona Water Conservation
District, Refunding RB, Central Arizona
Project, Series A, 5.50%,
11/01/10 (a)	500	508,089
Chandler IDA Arizona, Deutsche Bank
SPEARS/LIFERS Trust, RB, SPEARS,
VRDN, Series DBE-150, AMT
(Deutsche Bank AG Guaranty
Agreement), 0.35%, 7/07/10 (a)(b)	1,200	1,200,000
Chandler IDA Arizona, RB, VRDN, Red
Rock Stamping Co. Project, AMT
(KeyBank NA LOC), 0.61%,
7/07/10 (a)	955	955,000
City of Mesa Arizona, GO, 4.00%,
7/01/10 (a)	4,000	4,000,366
City of Peoria Arizona, GO, Projects
2000 & 2005, Series A, 2.50%,
7/01/10 (a)	500	500,025
City of Tempe Arizona, RB, VRDN (Royal
Bank of Canada SBPA), 0.30%,
7/07/10 (a)	900	900,000
Maricopa County IDA Arizona, Refunding
RB, VRDN, AMT (Fannie Mae)(a):
San Martin Apartments Project,
Series A-1, 0.32%, 7/07/10	2,000	2,000,000
Villas Solanas Apartments, Series A,
0.34%, 7/07/10	1,700	1,700,000

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Maricopa County IDA, Refunding RB,
VRDN, Las Gardenias Apartments,
Series A, AMT (Fannie Mae Credit
Support, Fannie Mae Liquidity
Facility), 0.32%, 7/07/10	$ 640	$ 640,000
Phoenix IDA Arizona, RB, VRDN, AMT(a):
CenterTree, Series A (East West
Bank LOC, Federal Home Loan
Bank LOC), 0.34%, 7/07/10	2,400	2,400,000
Leggett & Platt Inc. Project (Wells
Fargo Bank NA LOC), 0.52%,
7/07/10	5,170	5,170,000
Phoenix IDA Arizona, RB, VRDN, Swift
Aviation Services Inc. Project, AMT (US
Bank NA LOC), 0.29%, 7/01/10 (a)	1,200	1,200,000
Phoenix IDA Arizona, Refunding RB,
VRDN, Westward Ho Apartments
Project, Series A, AMT (Fleet National
Bank LOC), 0.34%, 7/07/10 (a)	825	825,000
Pima County IDA, Refunding HRB,
VRDN, Eastside Apartments, Series B,
AMT (Fannie Mae Credit Support),
0.39%, 7/07/10 (a)	1,040	1,040,000
Pinal County Electric District No. 3, RB,
VRDN, Bank of America, Series U-1
(Bank of America NA SBPA), 0.40%,
7/07/10 (a)(b)	500	500,000
Salt River Project Agricultural
Improvement & Power District, RB,
VRDN, Eagle Tax-Exempt Trust,
Series 2006-0141, Class A (Citibank
NA Liquidity Facility), 0.32%,
7/07/10 (a)(b)	2,500	2,500,000
Scottsdale IDA Arizona, RB, VRDN,
Limited Obligation, Notre Dame
School, Series A (Bank One NA LOC),
0.30%, 7/07/10 (a)	208	208,000
Tempe IDA Arizona, RB, VRDN,
Friendship Village Project, Series C
(Banco Santander Puerto Rico LOC),
0.38%, 7/07/10 (a)	700	700,000
Tempe IDA, RB, VRDN, ASUF Brickyard
Project, Series A (Bank of America NA
LOC), 0.30%, 7/07/10 (a)	1,000	1,000,000
Tucson IDA, RB, VRDN, Fluoresco Old
Nogales Project, AMT (Bank One
Arizona NA LOC), 0.85%, 7/07/10 (a)	1,950	1,950,000
Tucson IDA, RB, VRDN, United Way
Capital Corp. Project (Bank One
Arizona NA LOC), 0.60%, 7/07/10 (a)	2,700	2,700,000
45,626,521

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
COP	Certificates of Participation	LOC	Letter of Credit
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HRB	Housing Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (concluded)

BIF Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	(000)	Value
Puerto Rico — 6.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local Guaranty Agreement, Dexia
Credit Local Liquidity Facility), 0.56%,
7/07/10 (a)(b) $ 2,995 $ 2,995,000
Total Investments
(Cost - $48,621,521*) – 97.9%		48,621,521
Other Assets Less Liabilities – 2.1%		1,042,238
Net Assets – 100.0%	$ 49,663,759
		1

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal
Bonds[1]	—	$ 48,621,521	—	$ 48,621,521
Total	—	$ 48,621,521	—	$ 48,621,521

1See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)

BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 104.2%
ABAG Finance Authority for Nonprofit
Corps, HRB, VRDN, Colma Bart
Apartments, Series A, AMT (Bank of
America NA LOC), 0.30%, 7/07/10 (a) $	10,000	$ 10,000,000
ABAG Finance Authority for Nonprofit
Corps, RB, VRDN, Acacia Creek at
Union Project, Series A (Bank of
America NA SBPA), Masonic Homes of
California Guaranty, 0.21%,
7/01/10 (a)	25,300	25,300,000
ABAG Finance Authority for Nonprofit
Corps, RB, VRDN, Zoological Society of
San Diego (Bank of America NA LOC),
0.26%, 7/07/10 (a)	10,620	10,620,000
Azusa Public Financing Authority,
Deutsche Bank SPEARS/LIFERS Trust,
RB, SPEARS, VRDN, Series DB-561
(AGM Insurance, Deutsche Bank AG
SBPA), 0.33%, 7/07/10 (a)(b)	1,100	1,100,000
Berkeley Unified School District
California, GO, TRAN, 1.75%,
11/23/10	8,900	8,946,764
California Alternative Energy Source
Financing Authority, RB, VRDN, GE
Capital Corp., Arroyo, Series B, AMT,
0.29%, 7/07/10 (a)	21,180	21,180,000
California Education Notes Program, RB,
Series A, 2.00%, 7/01/11 (c)	13,300	13,487,264
California Educational Facilities
Authority, TECP, 0.40%, 7/14/10	12,200	12,200,000
California HFA, RB, ROCS, VRDN,
Series II-R-11445, AMT, 0.36%,
7/07/10 (a)(b)	8,995	8,995,000
California HFA, Refunding RB, VRDN,
Home Mortgage, Series D, AMT
(Fannie Mae Liquidity Facility, Freddie
Mac Liquidity Facility), 0.27%,
7/07/10 (a)	50,000	50,000,000
California Health Facilities Financing
Authority, RB, VRDN, Hospital,
Adventist Health System, Series A
(Wells Fargo Bank NA LOC), 0.10%,
7/01/10 (a)	5,640	5,640,000

	Par
Municipal Bonds	(000)	Value
California (continued)
California Infrastructure & Economic
Development Bank, Refunding RB,
VRDN, Pacific Gas & Electric, Series B
(Wells Fargo Bank NA LOC), 0.13%,
7/01/10 (a)	$ 30,275	$ 30,275,000
California Pollution Control Financing
Authority, RB, VRDN, AMT (a):
Burrtec Waste Group, Series A (US
Bank NA LOC), 0.33%, 7/07/10	8,440	8,440,000
EDCO Disposal Corp. Project,
Series A (Wells Fargo Bank NA LOC),
0.33%, 7/07/10	7,835	7,835,000
Sierra Pacific Industries Inc. Project
(Wells Fargo Bank NA LOC), 0.30%,
7/07/10	8,675	8,675,000
South Tahoe Refuse Project,
Series A (Union Bank of California
LOC), Fannie Mae, Freddie Mac,
Citibank N.A. Liquidity Facility,
0.38%, 7/07/10	5,395	5,395,000
California Rural Home Mortgage Finance
Authority, Refunding RB, ROCS, VRDN,
Series II-R-11647, AMT (Ginnie Mae),
0.37%, 7/07/10 (a)(b)(d)	4,445	4,445,000
California School Cash Reserve Program
Authority, RB:
2009-2010 Senior Bonds, Series A,
2.50%, 7/01/10	60,000	60,003,103
Senior Series A, 2.00%, 3/01/11 (c)	7,960	8,025,988
Senior Series B, 2.00%,
6/01/11 (c)	6,000	6,060,000
Series B, 2.50%, 12/30/10	9,835	9,913,186
Series C, 2.00%, 3/01/11 (c)	4,700	4,743,663
Series D, 2.00%, 3/01/11 (c)	9,500	9,578,755
Series E, 2.50%, 12/30/10	16,050	16,177,594
Series F, 2.00%, 6/01/11 (c)	5,200	5,263,960
California State Department of Veterans
Affairs, RB, ROCS, VRDN,
Series II-R-11444, AMT, 0.36%,
7/07/10 (a)(b)	8,605	8,605,000
California State Department of Water
Resources, RB, VRDN, Series C-13
(AGM Insurance, Dexia Credit Local
SBPA), 0.31%, 7/07/10 (a)	6,950	6,950,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	LOC	Letter of Credit
AGM	Assured Guaranty Municipal Corp.	MSTR	Municipal Securities Trust Receipts
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	ROCS	Reset Option Certificates
COP	Certificates of Participation	SBPA	Stand-by Bond Purchase Agreement
FLOATS	Floating Rate Securities	SPEARS	Short Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds	TAN	Tax Anticipation Notes
HFA	Housing Finance Agency	TECP	Tax-Exempt Commercial Paper
HRB	Housing Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (continued)

BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
California State Enterprise Development
Authority, RB, VRDN, Evapco Project,
AMT (Manufacturers & Traders LOC),
0.39%, 7/07/10 (a)	$ 5,775	$ 5,775,000
California Statewide Communities
Development Authority, HRB, VRDN,
AMT (Fannie Mae) (a):
2nd Street Senior Apartments,
Series TT, 0.31%, 7/07/10	2,255	2,255,000
Greentree Senior Apartments
Project, Series P, 0.32%, 7/07/10	7,350	7,350,000
Hallmark House Apartments,
Series ZZ, 0.29%, 7/07/10	6,420	6,420,000
Oakmont of Alameda, Series WW,
0.28%, 7/07/10	12,680	12,680,000
California Statewide Communities
Development Authority, RB:
Butte County, Series A-1, 2.00%,
6/30/11 (c)	4,570	4,634,300
VRDN, New Morgan Hill Country
School (Bank of America NA LOC),
0.25%, 7/07/10 (a)	11,155	11,155,000
VRDN, North Peninsula Jewish
(Bank of America NA LOC), 0.17%,
7/01/10 (a)	8,995	8,995,000
VRDN, PUTTERS, Series 1358, AMT
(JPMorgan Chase & Co. LOC),
0.46%, 7/07/10 (a)(b)	27,420	27,420,000
VRDN, Series A (AGC Insurance,
Wells Fargo Bank NA SBPA), 0.23%,
7/07/10 (a)	14,900	14,900,000
VRDN, Westgate Pasadena
Apartments, Series G, AMT (Bank of
America NA LOC), 0.31%,
7/07/10 (a)	55,250	55,250,000
California Statewide Communities
Development Authority, Refunding RB,
PUTTERS, VRDN, Series 2680
(JPMorgan Chase Bank LOC), 0.41%,
7/07/10 (a)(b)	16,700	16,700,000
City & County of San Francisco
California, COP, FLOATS, VRDN,
Series 1883 (Wells Fargo & Co.
Guaranty Agreement & Liquidity
Facility), 0.31%, 7/07/10 (a)(b)	13,240	13,240,000
City of Big Bear Lake California, RB,
Southwest Gas Corp. Project, Series A,
AMT (KBC Bank NV LOC), 0.29%,
7/07/10	5,400	5,400,000
City of Carlsbad California, RB, VRDN,
The Greens Apartments, Series A,
AMT (Citibank NA LOC), 0.35%,
7/07/10 (a)	13,915	13,915,000

	Par
Municipal Bonds	(000)	Value
California (continued)
City of Irvine California, Special
Assessment Bonds, VRDN,
Assessment District No. 04-20,
Series A (KBC Bank NV LOC), 0.16%,
7/01/10 (a)	$ 1,600	$ 1,600,000
City of Loma Linda California, Refunding
HRB, VRDN, Loma Linda Springs, AMT
(Fannie Mae), 0.32%, 7/07/10 (a)	19,430	19,430,000
City of Palo Alto California, GO, ROCS,
VRDN, Series II-R-11859 (Citibank NA
Liquidity Facility), 0.31%,
7/07/10 (a)(b)	3,120	3,120,000
City of Pleasanton California, RB, VRDN,
Assisted Living Facility Financing
(Citibank NA LOC), 0.25%,
7/07/10 (a)	17,100	17,100,000
City of San Jose California, Deutsche
Bank SPEARS/LIFERS Trust,
Refunding RB, VRDN, AMT
(AMBAC) (a)(b):
Series DB-480, 0.33%, 7/07/10	9,880	9,880,000
Series DB-484, 0.33%, 7/07/10	20,855	20,855,000
Series DBE-544, 0.33%, 7/07/10	8,975	8,975,000
City of San Jose California, RB, VRDN,
Carlton, Series A, AMT (Fannie Mae),
0.32%, 7/07/10 (a)	12,000	12,000,000
City of San Jose California, Refunding
RB, VRDN, Almaden Lake Village
Apartment, Series A, AMT (Fannie
Mae), 0.40%, 7/07/10 (a)	2,000	2,000,000
City of San Jose California, TECP, 0.36%,
7/02/10	20,096	20,096,000
City of Santa Rosa California, RB, VRDN,
Crossings at Santa Rosa, Series A,
AMT (Citibank NA LOC), 0.30%,
7/07/10 (a)	2,040	2,040,000
City of Sunnyvale California, COP,
Refunding, VRDN, Government Center
Site, Series A (Union Bank NA LOC),
0.33%, 7/07/10 (a)	4,840	4,840,000
County of Contra Costa California, RB,
VRDN, Pleasant Hill Bart Transit,
Series A, AMT (Bank of America NA
LOC), 0.28%, 7/07/10 (a)	30,000	30,000,000
County of Riverside California, GO,
TRAN (c):
Series A, 2.00%, 3/31/11	7,300	7,385,629
Series B, 2.00%, 6/30/11	12,200	12,375,436
County of Sacramento California,
Deutsche Bank SPEARS/LIFERS Trust,
RB, SPEARS, VRDN, Series DB-646,
AMT, 0.33%, 7/07/10 (a)(b)	72,545	72,545,000
East Bay Municipal Utility District,
Refunding RB, VRDN (a):
Sub-Series A-1, Mandatory Put
Bonds, 0.31%, 12/01/10	38,795	38,795,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

2

Schedule of Investments (continued)

BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
East Bay Municipal Utility District,
Refunding RB, VRDN (a) (concluded):
Sub-Series B (AGM Insurance, Dexia
Credit Local SBPA), 0.33%,
7/07/10	$ 15,265	$ 15,265,000
East Bay Municipal Utility District, TECP :
0.40%, 7/08/10	16,200	16,200,000
0.40%, 7/15/10	23,000	23,000,000
0.40%, 8/10/10	11,000	11,000,000
East Bay Water Utility District, TECP,
0.40%, 7/13/10	13,500	13,500,000
El Dorado Irrigation District & El Dorado
Water Agency California, COP,
Refunding, VRDN, Series A (Dexia
Credit Local LOC), 0.28%, 7/07/10 (a)	17,605	17,605,000
Golden State Tobacco Securitization
Corp. California, Refunding RB,
FLOATS, VRDN, Series 2040 (Morgan
Stanley Liquidity Guaranty), 0.38%,
7/07/10 (a)(b)	10,000	10,000,000
Los Angeles County California Schools
Pooled Financing, TRAN, Series F1,
2.00%, 2/28/11	9,100	9,156,679
Los Angeles Department of Water &
Power, Refunding RB, FLOATS, VRDN,
Series 1103, 0.32%, 7/07/10 (a)(b)	3,280	3,280,000
Los Angeles Unified School District
California, COP, Refunding, Multiple
Properties, Series A, 1.00%,
12/01/10	5,505	5,517,276
Los Angeles Unified School District
California, GO, TRAN:
2.00%, 8/12/10	31,000	31,050,061
Series A, 2.00%, 6/30/11 (c)	15,200	15,400,184
Metropolitan Water District of Southern
California, RB, VRDN (a):
Series B-2 (Citibank NA SBPA),
0.18%, 7/01/10	20,500	20,500,000
Series C-1 (Lloyds TSB Bank Plc
SBPA), 0.19%, 7/01/10	9,900	9,900,000
Series C-2 (Lloyds TSB Bank Plc
SBPA), 0.15%, 7/01/10	4,600	4,600,000
Metropolitan Water District of Southern
California, Refunding RB, VRDN,
Special Series A, 0.24%, 7/07/10 (a)	12,500	12,500,000
Modesto Irrigation District Financing
Authority, RB, MSTR, VRDN,
Series SGC 44, Class A (NPFGC
Insurance, Societe Generale LOC),
0.31%, 7/07/10 (a)	11,300	11,300,000
Mount Diablo Unified School District
California, GO, TRAN, 2.00%,
10/01/10	9,400	9,436,521

	Par
Municipal Bonds	(000)	Value
California (continued)
Orange County Sanitation District, COP,
FLOATS, VRDN, Series 2928 (Morgan
Stanley Bank Liquidity), 0.33%,
7/07/10 (a)(b)	$ 5,885	$ 5,885,000
Pittsburg Unified School District, GO,
TAN, 2.00%, 2/01/11	7,100	7,145,793
Regional Airports Improvement Corp.
California, RB, VRDN, Los Angeles
International Airport, AMT (Societe
Generale LOC), 0.26%, 7/01/10 (a)	13,200	13,200,000
Riverside County IDA California, RB,
VRDN, Universal Forest Products
Project, AMT (JPMorgan Chase Bank
LOC), 0.42%, 7/07/10 (a)	3,300	3,300,000
Sacramento Housing Authority, HRB,
VRDN, Greenfair Apartments,
Series G, AMT (Citibank NA LOC),
0.29%, 7/07/10 (a)	10,800	10,800,000
San Diego County Regional
Transportation Commission,
Refunding RB, VRDN, Limited Tax,
Series D (Dexia Credit Local SBPA),
0.40%, 7/07/10 (a)	12,465	12,465,000
San Diego County/San Diego County
School Districts, RB, TRAN (c):
Series B-1, 2.00%, 1/31/11	3,000	3,022,110
Series B-2, 2.00%, 4/29/11	15,200	15,337,256
San Diego Housing Authority California,
RB, VRDN, Studio 15, Series B, AMT
(Citibank NA LOC), 0.29%,
7/07/10 (a)	1,785	1,785,000
San Diego Unified School District
California, GO, TRAN, Series A, 2.00%,
6/30/11 (c)	13,500	13,684,410
San Francisco City & County Airports
Commission, Refunding RB, Second
Series B, Mandatory Put Bonds,
0.75%, 9/15/10	10,500	10,500,000
San Francisco City & County
Redevelopment Agency, Refunding
HRB, VRDN, Fillmore Center,
Series B-2, AMT (Freddie Mac),
0.34%, 7/07/10 (a)	6,750	6,750,000
San Francisco City & County
Redevelopment Agency, Special Tax
Bonds, VRDN, No. 7, Hunters Point,
Series A (JPMorgan Chase & Co. LOC),
0.32%, 7/07/10 (a)	9,150	9,150,000
Santa Barbara County Schools
Financing Authority, RB, TRAN, 2.00%,
6/30/2011 (c)	5,100	5,173,338
Santa Clara Valley Transportation
Authority, Refunding RB, VRDN,
Measure A, Series C (Sumitomo Mitsui
Banking SBPA), 0.28%, 7/07/10 (a)	5,000	5,000,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

3

Schedule of Investments (continued)

BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Santa Monica-Malibu Unified School
District California, GO, BAN, 2.00%,
7/30/10	$ 7,900	$ 7,909,711
Sequoia Union High School District, GO,
FLOATS, VRDN, Series 2160 (AGM),
0.31%, 7/07/10 (a)(b)	3,300	3,300,000
State of California, GO, VRDN (a):
FLOATS, Series 2178, 0.36%,
7/07/10 (b)	21,567	21,567,000
FLOATS, Series 2661, 0.36%,
7/07/10 (b)	31,890	31,889,500
FLOATS, Series 2813, 0.38%,
7/07/10 (b)	5,200	5,200,000
FLOATS, Series A-3 (Bank of
Montreal LOC), 0.16%, 7/01/10	20,000	20,000,000
Kindergarten, Series A1 (Citibank
NA LOC, California State Teachers'
Retirement System LOC), 0.15%,
7/01/10 (b)	4,000	4,000,000
Kindergarten, Series A2 (State
Street Bank & Co. LOC, California
State Teachers' Retirement System
LOC), 0.14%, 7/01/10	5,000	5,000,000
Kindergarten, Series A3 (State
Street Bank & Co. LOC, California
State Teachers' Retirement System
LOC), 0.19%, 7/01/10	8,300	8,300,000
MSTR, Series SGC 6, Class A
(Societe Generale Guaranty
Agreement), 0.31%, 7/07/10	49,000	49,000,000
ROCS, Series II-R-622PB (BHAC
Capital Liquidity), 0.34%,
7/07/10 (b)	2,430	2,430,000
Series B, Sub-Series B-6 (KBC Bank
NV LOC), 0.17%, 7/01/10	6,200	6,200,000
Sub-Series B-4 (JPMorgan Chase
Bank LOC), 0.27%, 7/07/10	4,000	4,000,000
State of California, GO, Refunding,
VRDN, Kindergarten, Series B2
(Citibank NA LOC), 0.10%,
7/01/10 (a)	9,570	9,570,000
Wells Fargo Stage Trust, COP,
Refunding, FLOATS, VRDN, Series 29C
(Wells Fargo Liquidity), 0.29%,
7/07/10 (a)(b)	15,800	15,800,000
1,413,556,481
Puerto Rico — 1.4%
Commonwealth of Puerto Rico, GO,
PUTTERS, VRDN, Series 204 (AGC),
0.46%, 7/07/10 (a)(b)	7,060	7,060,000

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series C5 (AGM
Insurance, Dexia Credit Local SBPA),
0.30%, 7/07/10 (a)	$ 11,300	$ 11,300,000
18,360,000
Total Investments
(Cost - $1,431,916,481*) – 105.6%		1,431,916,481
Liabilities in Excess of Other Assets – (5.6)%		(76,450,324)
Net Assets – 100.0%	$ 1,355,466,157

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value
CitiGroup Global Markets	$ 13,684,410
De La Rosa & Co.	19,761,065
JPMorgan Securities Inc.	4,634,300
Merrill Lynch	15,400,184
Piper Jaffray	33,672,366
RBC Capital	18,359,366
Stone & Youngberg	13,487,264
Wells Fargo	5,173,338

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

4

Schedule of Investments (concluded)

BIF California Municipal Money Fund

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves , volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
• Level 3 — unobservable inputs based on the best information available
In the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 1,431,916,481	—	$ 1,431,916,481
Total	—	$ 1,431,916,481	—	$ 1,431,916,481

1 See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

5

Schedule of Investments June 30, 2010 (Unaudited)

BIF Connecticut Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 94.1%
Connecticut Housing Finance
Authority, HRB, VRDN, CIL Realty
Inc. (HSBC Bank USA NA LOC),
0.27%,
7/07/10 (a)	$ 1,575	$ 1,575,000
Connecticut Housing Finance
Authority, RB, VRDN, AMT (a):
Housing Mortgage Finance
Program, Series E-4 (Federal
Home Loan Bank Boston SBPA),
0.29%, 7/07/10	8,555	8,555,000
MSG Mortgage Financial, Series D
(Federal Home Loan Bank Boston
SBPA), 0.33%, 7/07/10	7,299	7,299,000
ROCS (Citibank SBPA), Series II-R-
402, 0.37%, 7/07/10 (b)	1,445	1,445,000
Connecticut Housing Finance
Authority, Refunding RB, VRDN,
AMT (Federal Home Loan Bank
Boston SBPA) (a):
Housing Mortgage Finance
Program, Series A-3, 0.29%,
7/07/10	655	655,000
Sub-Series B-4, 0.36%, 7/07/10	11,300	11,300,000
Connecticut State Development
Authority, RB, VRDN, AMT (a):
Cheshire (Bank of New York LOC),
0.45%, 7/07/10	1,345	1,345,000
Reflexite Corp. Project, Series A
(Fleet National Bank LOC), 0.45%,
7/07/10	840	840,000
Reflexite Corp. Project, Series B
(Fleet National Bank LOC), 0.45%,
7/07/10	935	935,000
Solid Waste Project,
Rand/Whitney (Bank of Montreal
LOC), 0.29%, 7/07/10	11,435	11,435,000
Connecticut State Health &
Educational Facility Authority,
Austin Trust, RB, Certificates, Bank
of America,
VRDN (a)(b):
Series 2008-352 (Bank of America
NA LOC, Bank of America NA
SBPA), 0.33%, 7/07/10	35,040	35,040,000
Series 2008-1080 (Bank of
America SBPA), 0.31%, 7/07/10	2,636	2,636,000

	Par
Municipal Bonds	(000)	Value
Connecticut (continued)
Connecticut State Health &
Educational Facility Authority, RB,
VRDN (a):
Avon Old Farms School, Series A
(Fleet National Bank LOC), 0.28%,
7/07/10	$ 3,090	$ 3,090,000
Greenwich Adult Day Care, Series
A (JPMorgan Chase & Co. LOC),
0.34%, 7/07/10	3,320	3,320,000
Greenwich Family YMCA, Series A
(JPMorgan Chase & Co. LOC),
0.34%, 7/07/10	5,725	5,725,000
Hartford Hospital, Series B (Fleet
National Bank LOC), 0.28%,
7/07/10	5,000	5,000,000
Hotchkiss School, Series A
(Northern Trust Co. SBPA), 0.30%,
7/07/10	17,000	17,000,000
University of New Haven, Series E
(Wells Fargo Bank NA LOC),
0.27%, 7/07/10	1,400	1,400,000
Whitby School, Series A
(JPMorgan Chase Bank LOC),
0.39%, 7/07/10	2,205	2,205,000
Yale University, Series U-2,
0.22%, 7/07/10	1,800	1,800,000
Yale University, Series V-1,
0.09%, 7/01/10	8,025	8,025,000
Yale University, Series V-2,
0.10%, 7/01/10	2,560	2,560,000
Yale University, Series Y-2,
0.10%, 7/01/10	8,300	8,300,000
Yale University, Series Y-3,
0.09%, 7/01/10	6,600	6,600,000
Connecticut State Health &
Educational Facility Authority,
Refunding RB,
VRDN (a):
FLOATS (Wells Fargo SBPA),
Series 1884 (AGM), 0.31%,
7/07/10 (b)	11,100	11,100,000
Saint Joseph College, Series B
(Banco Santander SA LOC), 0.42%,
7/07/10	9,725	9,725,000
Yale-New Haven Hospital, Series
L2 (Bank of America NA LOC),
0.26%, 7/07/10	17,400	17,400,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
BAN	Bond Anticipation Notes	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	SBPA	Stand-by Bond Purchase Agreement
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HRB	Housing Revenue Bonds

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (concluded)

BIF Connecticut Municipal Money Fund
(Percentages shown are based on Net Assets)

Hartford County Metropolitan
District, GO, BAN, 2.00%, 7/15/10	15,000	15,009,509
	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Hartford Redevelopment Agency,
Refunding HRB, VRDN, Underwood
Tower Project (AGM Insurance,
Societe Generale SBPA), 0.42%,
7/07/10 (a)	$ 14,145	$ 14,145,000
Regional School District No. 10, GO,
Refunding, BAN, 1.50%, 8/05/10	6,000	6,005,349
Regional School District No. 18, GO,
Refunding, BAN, 1.50%, 1/14/11	10,000	10,059,400
State of Connecticut, GO, BAN, Series
A, 2.00%, 5/19/11	7,250	7,349,130
State of Connecticut, GO, Refunding,
FLOATS, VRDN (Morgan Stanley
SBPA), Series 514, 0.31%,
7/07/10 (a)(b)	10,000	10,000,000
State of Connecticut, GO, VRDN,
Series A-1 (Dexia Credit Local
SBPA), 0.35%, 7/07/10 (a)	10,700	10,700,000
State of Connecticut, RB, VRDN,
Second Lien, Transportation
Infrastructure, Series 1 (AGM
Insurance, Bank of America NA
SBPA), 0.30%,
7/07/10 (a)	6,200	6,200,000
Town of Easton Connecticut, GO,
Refunding, BAN, 1.00%, 7/20/10	11,050	11,053,453
Town of Redding Connecticut, GO,
BAN, 1.00%, 7/26/10	5,996	5,997,788
Town of Salisbury Connecticut, GO,
BAN, 1.50%, 9/09/10	4,100	4,108,328
Town of Waterford Connecticut, GO,
Refunding, BAN, 1.50%, 8/12/10	15,000	15,017,047
		301,955,004
Puerto Rico — 1.4%
Puerto Rico Highway &
Transportation Authority,
Refunding RB, FLOATS, VRDN,
Series PT-3677 (Dexia Credit Local
SBPA), 0.56%, 7/07/10 (a)(b)	4,595	4,595,000
Total Investments
(Cost - $306,550,004*) – 95.5%		306,550,004
Other Assets Less Liabilities – 4.5%		14,459,109
Net Assets – 100.0%	$ 321,009,113

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying
municipal bond securities.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the
Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal
Bonds[1]	—	$ 306,550,004	—	$ 306,550,004
Total	—	$ 306,550,004	—	$ 306,550,004

1 See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)

BIF Florida Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 98.3%
Alachua County Health Facilities
Authority, RB, VRDN, Oak Hammock
University of Florida Project, Series A
(Bank of Scotland LOC), 0.23%,
7/01/10 (a)	$ 1,700	$ 1,700,000
Broward County Housing Finance
Authority, RB, VRDN, Sailboat Bend
Artist Lofts, AMT (Citibank NA LOC),
0.34%, 7/07/10 (a)	750	750,000
City of Jacksonville Florida, Refunding
RB, VRDN, Series B (Wells Fargo Bank
NA LOC), 0.30%, 7/07/10 (a)	5,525	5,525,000
Collier County IDA, RB, VRDN, March
Project, AMT (Wells Fargo Bank NA
LOC), 0.52%, 7/07/10 (a)	2,270	2,270,000
Collier County IDA, Refunding RB, VRDN,
Allete Inc. Project, AMT (Wells Fargo
Bank NA LOC), 0.37%, 7/07/10 (a)	2,000	2,000,000
County of Broward Florida, BB&T
Municipal Trust, GO, Refunding,
FLOATS, VRDN, Series 2015 (Branch
Banking & Trust Liquidity Facility),
0.30%, 7/07/10 (a)(b)	400	400,000
County of Hillsborough Florida, TECP
(State Street Bank & Co. SBPA),
0.32%, 9/01/10	3,000	3,000,000
County of Palm Beach Florida, RB,
VRDN (a):
FlightSafety Project, AMT, 0.37%,
7/07/10	17,895	17,895,000
Galaxy Aviation Airport, AMT
(Citibank NA LOC), 0.44%, 7/07/10	1,235	1,235,000
Morse Obligor Group (TD Bank NA
LOC), 0.28%, 7/07/10	2,000	2,000,000
County of Palm Beach Florida,
Refunding RB, VRDN, Palm Beach Day
Academy Project (Wells Fargo Bank
NA LOC), 0.30%, 7/07/10 (a)	2,400	2,400,000
Florida Housing Finance Corp., RB,
VRDN, AMT (a):
Cutler Riverside Apartments
(Freddie Mac Guaranty Liquidity
Facility), 0.32%, 7/07/10	4,500	4,500,000
ROCS, Series II-R-11209 (Citibank
NA Liquidity Facility), 0.37%,
7/07/10 (b)	5,610	5,610,000

	Par
Municipal Bonds	(000)	Value
Florida (continued)
Hillsborough County Housing Finance
Authority, HRB, VRDN, Claymore
Crossings Apartments, AMT
(Citibank NA LOC), 0.35%,
7/07/10 (a)	$ 3,670	$ 3,670,000
Jacksonville Economic Development
Commission, RB, VRDN, Holland
SheltAir, Series A-1, AMT (Bank of
America NA LOC), 0.40%, 7/07/10 (a)	2,745	2,745,000
Jacksonville Electric Authority Florida,
Refunding RB, VRDN, Series 3-D-1
(Wells Fargo Bank NA SBPA), 0.16%,
7/01/10 (a)	11,850	11,850,000
Jacksonville Housing Finance Authority,
HRB, VRDN, AMT (a):
Christine Cove Apartments (Federal
Home Loan Bank LOC), 0.35%,
7/07/10	1,490	1,490,000
Hartwood Apartments, 0.32%,
7/07/10	1,000	1,000,000
Jacksonville Port Authority, RB, VRDN,
Mitsui OSK Lines Ltd., AMT (Sumitomo
Mitsui Banking LOC), 0.33%,
7/07/10 (a)	3,000	3,000,000
Lee Memorial Health System, RB, VRDN,
Series B (Bank of America NA LOC),
0.19%, 7/01/10 (a)	3,500	3,500,000
Miami-Dade County IDA, RB, VRDN, RAM
Investments of South Florida, Inc.
Project, AMT (Wells Fargo Bank NA
LOC), 0.47%, 7/07/10 (a)	2,500	2,500,000
Miami-Dade County IDA, Refunding RB,
VRDN, Florida Power & Light Co.
Project, AMT, 0.21%, 7/01/10 (a)	4,600	4,600,000
Multi-State, BB&T Municipal Trust, RB,
FLOATS, VRDN (Branch Banking &
Trust) (a)(b):
Series 1020, 0.38%, 7/07/10	5,805	5,805,000
Series 1034, 0.38%, 7/07/10 (c)	4,528	4,527,500
Sunshine State Governmental Financing
Commission, RB, VRDN (Dexia Credit
Local LOC) (a):
0.42%, 7/07/10	9,065	9,065,000
0.45%, 7/07/10	2,800	2,800,000
Volusia County School Board, GO, TAN,
3.00%, 9/07/10	7,500	7,535,823

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
COP	Certificates of Participation	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	SBPA	Stand-by Bond Purchase Agreement
GO	General Obligation Bonds	TAN	Tax Anticipation Notes
HRB	Housing Revenue Bonds	TECP	Tax-Exempt Commercial Paper
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (concluded)

BIF Florida Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Volusia County School Board, Eclipse
Funding Trust, COP, Refunding, VRDN,
Series 2007-0036, Solar Eclipse
(AGM Insurance, US Bank NA LOC),
0.31%, 7/07/10 (a) $ 5,600 $ 5,600,000
Total Investments
(Cost - $118,973,323*) – 98.3%		118,973,323
Other Assets Less Liabilities – 1.7%		2,035,890
Net Assets – 100.0%	$ 121,009,213

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves , volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

• Level 3 — unobservable inputs based on the best information available
In the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds[1]	—	$ 118,973,323	—	$ 118,973,323
Total	—	$ 118,973,323	—	$ 118,973,323

1 See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)

BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 97.1%
City of Haverhill Massachusetts, GO,
State Qualified, BAN, 1.50%, 9/01/10	$ 7,000	$ 7,009,829
Commonwealth of Massachusetts,
BB&T Municipal Trust, GO, Refunding,
FLOATS, VRDN, Series 2005 (Branch
Banking & Trust SBPA) 0.32%,
7/07/10 (a)(b)	1,650	1,650,000
Commonwealth of Massachusetts,
GO (a):
Consolidated, Series C, 5.75%,
10/01/10 (c)	5,925	6,005,172
VRDN, Consolidated Loan, Series A
(Dexia Credit Local SBPA), 0.25%,
7/01/10	3,800	3,800,000
Commonwealth of Massachusetts,
Refunding RB, FLOATS, VRDN,
Series PT-3511 (Dexia Credit Local
LOC, Dexia Credit Local SBPA),
0.56%, 7/07/10 (a)(b)	14,980	14,980,000
Massachusetts Bay Transportation
Authority, Clipper Tax-Exempt
Certificate Trust, RB, VRDN,Series
2009-47 (State Street Bank & Trust
SBPA), 0.34%, 7/07/10 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation
Authority, RB, FLOATS, VRDN,
Series SG-156 (Societe Generale
SPBA), 0.20%, 7/01/10 (a)(b)(d)	2,805	2,805,000
Massachusetts Bay Transportation
Authority, Refunding RB, VRDN,
Senior Series A, 0.40%, 7/07/10 (a)	5,000	5,000,000
Massachusetts Development Finance
Agency, HRB, VRDN, Avalon Acton
Apartments, AMT (Fannie Mae SBPA),
0.34%, 7/07/10 (a)	7,000	7,000,000
Massachusetts Development Finance
Agency, RB, VRDN (a):
Cell Signaling Technology, AMT
(Fleet National Bank LOC), 0.45%,
7/07/10	400	400,000
Concord Foods Issue, AMT (Fleet
National Bank LOC), 0.45%,
7/07/10	1,945	1,945,000
ISO New England Inc. (TD Bank NA
LOC), 0.27%, 7/07/10	9,910	9,910,000
Smith College (Morgan Stanley
Bank SBPA), 0.30%, 7/07/10	2,900	2,900,000
V&S Taunton Galvanizing, AMT
(KeyBank NA LOC), 0.61%,
7/07/10	2,185	2,185,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Massachusetts Development Finance
Agency, Refunding RB, VRDN (a):
Boston University, Series U-6A
(Bank of America NA LOC), 0.17%,
7/01/10	$ 3,500	$ 3,500,000
FLOATS, College of Holy Cross,
Series A (Bank of America NA LOC),
0.18%, 7/01/10 (b)	2,900	2,900,000
Fessenden School (JPMorgan
Chase Bank LOC), 0.32%, 7/07/10	7,195	7,195,000
Groton School (US Bank NA SBPA),
0.31%, 7/07/10	5,415	5,415,000
Institute for Development
Disabilities (Sovereign Bank FSB
LOC), 0.43%, 7/07/10	9,830	9,830,000
You Inc. (BankNorth NA LOC),
0.29%, 7/07/10	8,805	8,805,000
Massachusetts Health & Educational
Facilities Authority, Macon Trust, RB,
VRDN Certificates, Bank of America,
Series 2007-310 (Bank of America NA
LOC), 0.33%, 7/07/10 (a)(b)	4,945	4,945,000
Massachusetts Health & Educational
Facilities Authority, RB, VRDN (a):
Massachusetts Institute of
Technology, Series J-1, 0.22%,
7/07/10	5,200	5,200,000
Partners Health, Series P2
(JPMorgan Chase Bank SBPA),
0.25%, 7/07/10	2,000	2,000,000
Stonehill College, Series K (Bank of
America NA LOC), 0.17%, 7/01/10	7,100	7,100,000
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
VRDN, Partners Healthcare System
Series F3 (Citibank NA SBPA), 0.27%,
7/07/10 (a)	9,500	9,500,000
Massachusetts Industrial Finance
Agency, RB, AMT:
Multi-Mode Development, 225
Bodwell Project (JPMorgan Chase
Bank LOC), 0.45%, 7/07/10	4,000	4,000,000
Multi-Mode Development, OCT Co.,
Inc. Project (Bank of America NA
LOC), 0.45%, 7/07/10	2,800	2,800,000
VRDN, AFC Cable System Inc. Issue
(Bank of America NA LOC), 0.45%,
7/07/10 (a)	1,230	1,230,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	MSTR	Municipal Securities Trust Receipts
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HRB	Housing Revenue Bonds	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (continued)

BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Industrial Finance
Agency, RB, AMT (concluded):
VRDN, Development, Garlock
Printing Corp. (Fleet National Bank
LOC), 0.45%, 7/07/10 (a)	$ 535	$ 535,000
VRDN, E.L. Harvey & Sons Inc.
(Fleet National Bank LOC),
0.45%, 7/07/10 (a)	210	210,000
VRDN, Gem Group Inc. Issue
(Bank of America NA LOC),
0.45%, 7/07/10 (a)	1,470	1,470,000
Massachusetts Industrial Finance
Agency, VRDN, E.L. Harvey & Sons Inc.
(Fleet National Bank LOC), 0.45%,
7/07/10 (a)	585	585,000
Massachusetts School Building
Authority, RB (b):
ROCS, Series II-R-10411 (AGM
Insurance, Citibank NA SBPA),
0.32%, 7/07/10 (d)	6,800	6,800,000
VRDN, PUTTERS, Series 1197
(JPMorgan Chase Bank SPBA) ,
0.34%, 7/07/10 (a)	7,150	7,150,000
Massachusetts State Turnpike Authority,
Clipper Tax-Exempt Certificate Trust,
RB, VRDN, Series 2009-74
(State Street Bank & Co. SBPA),
0.31%, 7/07/10 (a)(b)	15,869	15,869,000
Massachusetts State Water Pollution
Abatement, RB, ROCS, VRDN,
Series II-R-11537PB (PB Capital Corp.
SBPA), 0.35%, 7/07/10 (a)(b)	12,415	12,415,000
Massachusetts State Water Pollution
Abatement, Refunding RB, MSTR,
VRDN, Series SGA 87 (Societe
General SPBA), 0.20%, 7/01/10 (a)	3,970	3,970,000
Massachusetts Water Resources
Authority, Refunding RB:
Multi-Modal, General, Sub-Series C
(Landesbank Hessen-Thuringen
LOC), 0.23%, 7/01/10	6,405	6,405,000
VRDN, Eagle Tax-Exempt Trust,
Series 2006-0054, Class A
(Citibank NA SBPA), 0.32%,
7/07/10 (a)(b)	4,300	4,300,000
Town of Randolph Massachusetts, GO,
BAN, 1.55%, 8/30/10	4,740	4,749,279
209,468,280
Puerto Rico — 1.9%
Commonwealth of Puerto Rico, Austin
Trust, Refunding RB, VRDN
Certificates, Bank of America,
Series 2008-355 (Bank of America NA
LOC, Bank of America NA SBPA),
0.40%, 7/07/10 (a)(b)	2,800	2,800,000

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local LOC), 0.56%, 7/07/10 (a)(b)	$ 1,400	$ 1,400,000
4,200,000
Total Investments
(Cost - $213,668,280*) – 99.0%		213,668,280
Other Assets Less Liabilities – 1.0%		2,063,195
Net Assets – 100.0%	$ 215,731,475

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) US government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments (concluded)

BIF Massachusetts Municipal Money Fund

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal
Bonds[1]	—	$ 213,668,280	—	$ 213,668,280
Total	—	$ 213,668,280	—	$ 213,668,280

1 See above Schedule of Investments for values in each state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

3

Schedule of Investments June 30, 2010 (Unaudited)

BIF Michigan Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 88.2%
Battle Creek Housing Corp. Michigan,
HRB, VRDN, Series A (Michigan
National Bank LOC), 0.31%,
7/07/10 (a)	$ 660	$ 660,000
Berrien County EDC Michigan, EDRB,
VRDN, Arlington Corp. Project, AMT
(Bank One NA LOC), 0.80%,
7/07/10 (a)	1,650	1,650,000
Chelsea Economic Development Corp.
Michigan, Refunding RB, VRDN, Silver
Maples Obligor (Comerica Bank LOC),
0.33%, 7/07/10 (a)	3,360	3,360,000
City of Rockford Michigan, RB, VRDN,
Limited Obligation, Alloy Exchange
Project, AMT (Bank One NA LOC),
0.90%, 7/07/10 (a)	1,200	1,200,000
Detroit City School District, GO, FLOATS,
VRDN, Series DC8032 (AGM
Insurance, Dexia Credit Local LOC),
0.36%, 7/01/10 (a)(b)	1,485	1,485,000
Eastern Michigan University, Refunding
RB, VRDN, General, Series A
(JPMorgan Chase Bank LOC), 0.20%,
7/01/10 (a)	4,200	4,200,000
Holt Public Schools Michigan, GO,
Refunding, VRDN (Q-SBLF Insurance,
Landesbank Hessen-Thuringen SBPA),
0.35%, 7/07/10 (a)	2,885	2,885,000
Lakeview School District Michigan, GO,
VRDN, School Building & Site,
Series B (Q-SBLF Insurance,
Landesbank Hessen-Thuringen SBPA),
0.33%, 7/07/10 (a)	5,235	5,235,000
Macomb County EDC, RB, VRDN, Aim
Plastics Inc. Project, AMT (Comerica
Bank LOC), 0.48%, 7/07/10 (a)	905	905,000
Marquette County EDC Michigan, RB,
VRDN, Pioneer Labs Inc. Project,
Series A, AMT (JPMorgan Chase & Co.
LOC), 0.57%, 7/07/10 (a)	400	400,000
Michigan Higher Education Student
Loan Authority, RBC Municipal
Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT
(Royal Bank of Canada LOC), 0.35%,
7/07/10 (a)(b)	12,900	12,900,000
Michigan State HDA, HRB, VRDN,
AMT (a):
Berrien Woods III, Series A (Citibank
NA LOC), 0.33%, 7/07/10	5,580	5,580,000

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Michigan State HDA, HRB, VRDN,
AMT (concluded):
Limited Obligation, Arbors, Series A
(Federal Home Loan Bank LOC),
0.33%, 7/07/10	$ 2,235	$ 2,235,000
Michigan State HDA, RB, VRDN, Baldwin
Villas Project, AMT (Comerica Bank
LOC), 0.48%, 7/07/10 (a)	2,400	2,400,000
Michigan State HDA, Refunding RB,
VRDN (a):
Series A, AMT (JPMorgan Chase &
Co. SBPA), 0.23%, 7/01/10	3,700	3,700,000
Series B, AMT (Freddie Mac LOC),
0.37%, 7/07/10	11,600	11,600,000
Series C (Barclays Bank Plc SBPA),
0.30%, 7/07/10	7,000	7,000,000
Series D (Freddie Mac LOC), 0.32%,
7/07/10	400	400,000
Series F, AMT (Bank of Nova Scotia
SBPA), 0.37%, 7/07/10	7,600	7,600,000
Michigan Strategic Fund, RB, VRDN,
AMT (a):
Alphi Manufacturing Inc. Project
(Standard Federal Bank LOC),
0.45%, 7/07/10	700	700,000
C&M Manufacturing Corp. Inc.
Project (Bank One Michigan LOC),
0.85%, 7/07/10	1,870	1,870,000
Continental Carbonic Products
(JPMorgan Chase Bank LOC),
0.33%, 7/07/10	3,445	3,445,000
Glastender Inc. Project (Bank One
Michigan LOC), 0.88%, 7/07/10	600	600,000
Golden Keys Development LLC
Project (Bank One NA LOC), 0.39%,
7/07/10	1,800	1,800,000
Limited Obligation, GNP Real Estate
(Standard Federal Bank LOC),
0.45%, 7/07/10	1,760	1,760,000
Merrill Tool Holding Co. Project,
Series A (Lasalle Bank NA LOC),
0.48%, 7/07/10	750	750,000
Merrill Tool Holding Co. Project,
Series B (Lasalle Bank NA LOC),
0.40%, 7/07/10	1,100	1,100,000
Packaging Direct Inc. Project
(Lasalle Bank NA LOC), 0.40%,
7/07/10	1,215	1,215,000
Pioneer Labs Inc. Project (Bank One
NA LOC), 0.35%, 7/07/10	400	400,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
EDC	Economic Development Corp.	Q-SBLF	Qualified School Bond Loan Fund
EDRB	Economic Development Revenue Bonds	RB	Revenue Bonds
FLOATS	Floating Rate Securities	SAN	State Aid Notes
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (concluded)

BIF Michigan Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN,
AMT (a) (concluded):
Richwood Industries Inc. Project
(JPMorgan Chase Bank LOC),
0.33%, 7/07/10	$ 2,100	$ 2,100,000
Riverwalk Properties LLC Project
(Comerica Bank LOC), 0.48%,
7/07/10	1,800	1,800,000
Vector Investments Project (Bank of
America NA LOC), 0.57%, 7/07/10	1,000	1,000,000
Michigan Strategic Fund, Refunding RB,
VRDN, Consumers Energy Co. (Wells
Fargo Bank NA LOC), 0.26%,
7/07/10 (a)	3,500	3,500,000
Oakland County EDC Michigan, RB,
VRDN, Schain Mold & Engineering,
AMT (Bank One Michigan LOC),
0.85%, 7/07/10 (a)	1,800	1,800,000
Oakland County EDC Michigan,
Refunding RB, VRDN, Pratt & Miller
Engineering, AMT (Lasalle Bank NA
LOC), 0.40%, 7/07/10 (a)	2,400	2,400,000
Saline Area Schools Michigan, GO,
Refunding, VRDN (Q-SBLF Insurance,
Landesbank Hessen-Thuringen LOC),
0.32%, 7/07/10 (a)	7,230	7,230,000
University of Michigan, RB, VRDN,
Hospital, Series A, 0.16%,
7/01/10 (a)	3,600	3,600,000
University of Michigan, Refunding RB,
VRDN, Hospital, Series B, 0.26%,
7/07/10 (a)	2,800	2,800,000
Waterford School District Michigan, GO,
SAN, 2.25%, 9/23/10	6,500	6,507,438
Wayne County Airport Authority,
Refunding RB, VRDN, AMT (a):
Detroit Metropolitan, Series C1
(Wachovia Bank NA LOC), 0.32%,
7/07/10	9,475	9,475,000
Series E (JPMorgan Chase & Co.
LOC), 0.40%, 7/07/10	9,850	9,850,000
141,097,438
Puerto Rico — 6.2%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN (AGM Insurance,
Dexia Credit Local SBPA) (a):
Public Improvement, Series C4,
0.30%, 7/07/10	4,000	4,000,000
Series B-3, 0.33%, 7/07/10	900	900,000
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local LOC), 0.56%, 7/07/10 (a)(b)	4,995	4,995,000
		9,895,000

Total Investments
(Cost - $150,992,438*) – 94.4%	150,992,438
Other Assets Less Liabilities – 5.6%	8,965,808
Net Assets – 100.0%	$ 159,958,246

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal
Bonds[1]	—	$ 150,992,438	—	$ 150,992,438
Total	—	$ 150,992,438	—	$ 150,992,438

1 See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)

BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 95.1%
Bloomfield Parking Authority, RB, Project
Notes (NPFGC), 1.00%, 2/02/11	$ 3,700	$ 3,705,675
Borough of Belmar New Jersey, GO,
BAN, 1.25%, 4/29/11	4,100	4,115,529
Borough of Chatham New Jersey, GO,
Refunding, BAN, 1.50%, 10/01/10	3,137	3,142,602
Borough of Elmwood Park New Jersey,
GO, Refunding, BAN, 2.00%, 8/13/10	4,098	4,100,714
Borough of Glen Rock New Jersey, GO,
BAN, 1.00%, 1/21/11	6,000	6,018,450
Borough of Little Ferry New Jersey, GO,
BAN, 1.25%, 9/07/10	5,000	5,006,143
Borough of Metuchen New Jersey, GO,
BAN, 1.50%, 5/26/11	5,516	5,546,230
Borough of Palisades Park New Jersey,
GO, BAN, 1.25%, 4/21/11	500	501,925
Borough of Point Pleasant New Jersey,
GO, BAN, 1.25%, 7/26/10	8,215	8,217,024
Borough of Upper Saddle River New
Jersey, GO, Refunding, BAN, 1.25%,
2/25/11	900	904,712
Borough of Watchung New Jersey, GO,
BAN, 1.00%, 3/01/11	3,400	3,411,760
Camden County Improvement Authority,
RB, VRDN, Special (TD Bank NA LOC),
0.32%, 7/07/10 (a)	1,975	1,975,000
City of Burlington New Jersey, GO, BAN,
1.25%, 6/23/11	5,216	5,231,949
City of Margate City New Jersey, GO,
BAN, 1.00%, 1/28/11	3,800	3,805,449
City of North Wildwood New Jersey, GO,
BAN, 1.50%, 5/20/11	3,700	3,718,195
City of Ocean City New Jersey, GO, BAN:
1.25%, 8/20/10	4,500	4,505,057
1.25%, 3/11/11	4,100	4,120,143
Garden State Preservation Trust, RB,
FLOATS, VRDN, Series DCL 006 (AGM
Insurance, Dexia Credit Local LOC),
0.36%, 7/07/10 (a)(b)	17,040	17,040,000
Hudson County Improvement Authority,
RB, FLOATS, VRDN, Essential Purpose
Pooled Government (Bank of New
York LOC), 0.34%, 7/07/10 (a)(b)	500	500,000
Hudson County Improvement Authority,
Refunding RB, County Guaranteed
Pooled Notes, Series C-1, 1.25%,
1/19/11	5,500	5,517,300

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey EDA, RB, VRDN (a):
Esarc Inc. Project (Wells Fargo Bank
NA LOC), 0.40%, 7/07/10	$ 2,350	$ 2,350,000
FLOATS, Series 3008, 0.38%,
7/07/10 (b)(c)	20,995	20,995,000
FLOATS, Series 3032, 0.31%,
7/07/10 (b)(c)	7,650	7,650,000
Facilities Construction,
Sub-Series R-3 (Bank of Nova
Scotia LOC, Lloyds TSB Bank Plc
LOC), 0.15%, 7/01/10	1,300	1,300,000
Jewish Family Service (Wells Fargo
Bank NA LOC), 0.40%, 7/07/10	825	825,000
MZR Real Estate LP Project,
AMT (Wells Fargo Bank NA LOC),
0.47%, 7/07/10	6,665	6,665,000
PB Tower & Metro Project, Series A,
AMT (Wells Fargo Bank NA LOC),
0.47%, 7/07/10	3,385	3,385,000
PB Tower & Metro Project, Series B,
AMT (Wells Fargo Bank NA LOC),
0.47%, 7/07/10	1,910	1,910,000
Urban League Project (Wells Fargo
Bank NA LOC), 0.35%, 7/07/10	2,530	2,530,000
Wyckoff Family YMCA Inc. Project
(JPMorgan Chase Bank LOC),
0.31%, 7/07/10	5,325	5,325,000
New Jersey EDA, Refunding RB,
VRDN (a):
Jewish Community Metro West
(Wells Fargo Bank NA LOC), 0.40%,
7/07/10	5,400	5,400,000
Presbyterian Homes, Assisted
Living, Series A (TD Bank NA LOC),
0.25%, 7/07/10	7,955	7,955,000
School Facilities Construction,
Series V-2 (Dexia Credit Local LOC),
0.38%, 7/07/10	10,500	10,500,000
School Facilities Construction,
Series V-4 (Bank of America NA
LOC), 0.26%, 7/07/10	13,500	13,500,000
New Jersey EDA, TECP, 0.38%,
7/01/10	33,000	33,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	PUTTERS	Puttable Tax-Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
BAN	Bond Anticipation Notes	ROCS	Reset Option Certificates
DRIVERS	Derivative Inverse Tax-Exempt Receipts	S/F	Single-Family
EDA	Economic Development Authority	SBPA	Stand-by Bond Purchase Agreement
FLOATS	Floating Rate Securities	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (continued)

BIF New Jersey Municipal Money Fund

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey Educational Facilities
Authority, Refunding RB, VRDN,
Centenary College, Series A (TD Bank
NA LOC), 0.27%, 7/07/10 (a)	$ 7,455	$ 7,455,000
New Jersey Health Care Facilities
Financing Authority, Austin Trust,
Refunding RB, VRDN Certificates,
Bank of America, Series 2008-353
(Bank of America NA LOC, Bank of
America NA SBPA), 0.40%,
7/07/10 (a)(b)	4,000	4,000,000
New Jersey Health Care Facilities
Financing Authority, RB, VRDN (a):
Childrens Specialized Hospital
Project, Series B (Wells Fargo Bank
NA LOC), 0.25%, 7/07/10	7,800	7,800,000
Recovery Management System Inc.
(TD Bank NA LOC), 0.27%, 7/07/10	11,400	11,400,000
Series A-4 (TD Bank NA LOC),
0.27%, 7/07/10	1,375	1,375,000
Virtua Health, Series D (TD Bank NA
LOC), 0.25%, 7/07/10	1,500	1,500,000
New Jersey State Higher Education
Assistance Authority, RB, ROCS,
VRDN, Series II-R-11571, AMT (AGC),
0.38%, 7/07/10 (a)(b)	7,810	7,810,000
New Jersey State Higher Education
Assistance Authority, RBC Municipal
Products Inc. Trust, RB, FLOATS,
VRDN, AMT (Royal Bank of
Canada LOC) (a)(b):
Series L-35, 0.35%, 7/07/10	25,245	25,245,000
Series L-36, 0.35%, 7/07/10	16,200	16,200,000
New Jersey State Housing & Mortgage
Finance Agency, Puttable Floating
Option Tax-Exempt Receipts, RB,
FLOATS, VRDN, Series PT-4660 (Bank
of America NA Liquidity Facility),
0.38%, 7/07/10 (a)(b)(c)	4,445	4,445,000
New Jersey State Housing & Mortgage
Finance Agency, RB, VRDN, S/F
Housing, AMT (Dexia Credit Local
SBPA) (a):
Series Q, 0.40%, 7/07/10	59,505	59,505,000
Series R, 0.40%, 7/07/10	24,565	24,565,000
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, VRDN,
AMT (a):
S/F Housing, Series O (Dexia Credit
Local SBPA), 0.44%, 7/07/10	10,000	10,000,000
Series 3 (Dexia Credit Local LOC),
0.40%, 7/07/10	17,935	17,935,000

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund
Authority, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series
2009-31 (State Street & Co. Liquidity
Facility), 0.31%, 7/07/10 (a)(b)	$ 59,315	$ 59,315,000
New Jersey Transportation Trust Fund
Authority, Refunding RB, FLOATS,
VRDN, Series DCL-041 (AGM
Insurance, Dexia Credit Local LOC),
0.36%, 7/07/10 (a)(b)	11,005	11,005,000
Newark Housing Authority, BB&T
Municipal Trust, Refunding RB,
FLOATS, VRDN, Series 2044 (NPFGC
Insurance, Branch Banking & Trust
LOC), 0.32%, 7/07/10 (a)(b)	4,360	4,360,000
Port Authority of New York & New Jersey,
JPMorgan Chase PUTTERS/DRIVERS
Trust, Refunding RB,
VRDN, AMT (a)(b):
Series 3176, 0.40%, 7/07/10 (c)	27,860	27,860,000
Series 3193, 0.40%, 7/07/10 (c)	12,995	12,995,000
Port Authority of New York & New Jersey,
Refunding RB, VRDN (a):
FLOATS, Series 766 (AGM), 0.32%,
7/07/10 (b)	1,500	1,500,000
FLOATS, Series 2977, AMT, 0.31%,
7/07/10 (b)(c)	3,335	3,335,000
Versatile Structure Obligation,
Series 1R, AMT (Bayerische
Landesbank SBPA), 0.20%,
7/01/10	53,900	53,900,000
Versatile Structure Obligation,
Series 4, AMT (Landesbank Hessen-
Thuringen SBPA), 0.22%, 7/01/10	26,900	26,900,000
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, FLOATS,
VRDN, Series 2959 (Morgan Stanley
Bank Liquidity Facility), 0.38%,
7/07/10 (a)(b)(c)	4,550	4,550,000
Town of Kearny New Jersey, GO, BAN,
1.50%, 6/29/11	6,925	6,941,989
Town of Secaucus New Jersey, GO, BAN,
1.25%, 6/17/11	4,505	4,518,130
Township of Chester New Jersey, GO,
BAN, 1.25%, 2/25/11	1,294	1,300,177
Township of Cinnaminson New Jersey,
GO, BAN, 1.25%, 10/18/10	3,700	3,707,872

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments (continued)

BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Township of Cranford New Jersey, GO,
BAN, 1.00%, 2/04/11	$ 5,559	$ 5,577,193
Township of Freehold New Jersey, GO,
BAN, 1.50%, 12/22/10	2,700	2,708,337
Township of Hazlet New Jersey, GO,
BAN, 2.00%, 7/30/10	4,022	4,023,173
Township of Lacey New Jersey, GO, BAN,
1.50%, 7/23/10	6,686	6,687,707
Township of Livingston New Jersey, GO,
BAN, 1.25%, 2/11/11	1,400	1,406,253
Township of Mahwah New Jersey, GO,
BAN:
1.50%, 8/13/10	3,950	3,953,590
1.50%, 10/15/10	4,725	4,736,136
Township of Manchester New Jersey,
GO, BAN, 1.00%, 10/29/10	5,500	5,503,977
Township of Montclair New Jersey, GO:
BAN, Tax Appeal, 1.50%, 12/17/10	1,418	1,424,896
Refunding, 1.50%, 3/10/11	1,500	1,510,857
Temporary Notes, 1.50%,
12/17/10	14,930	15,006,840
Township of Plainsboro New Jersey, GO,
BAN, 1.25%, 12/09/10	7,500	7,528,025
Township of Readington New Jersey,
GO, BAN, 1.00%, 2/03/11	3,200	3,210,837
Township of Robbinsville New Jersey,
GO, BAN:
1.50%, 9/22/10	11,346	11,360,479
1.00%, 1/12/11	8,379	8,399,574
Township of South Orange Village New
Jersey, GO, Refunding, BAN, Series A,
1.25%, 2/01/11	4,600	4,620,855
Township of Stafford New Jersey, GO,
BAN, 1.25%, 12/01/10	5,200	5,213,278
Township of Teaneck New Jersey, BAN,
1.25%, 7/06/10	5,950	5,950,494
Township of Verona New Jersey, GO,
BAN, 1.50%, 8/13/10	4,431	4,434,493
Township of Wayne New Jersey, GO,
BAN, 2.00%, 9/17/10	7,300	7,319,592
Township of West Orange New Jersey,
GO, BAN:
1.00%, 9/30/10	4,966	4,973,928
1.50%, 9/30/10	5,276	5,289,672
1.00%, 10/26/10	4,305	4,312,374
Township of Woodbridge New Jersey,
GO, BAN, 1.50%, 7/02/10	6,000	6,000,245
		766,949,830

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 2.6%
Commonwealth of Puerto Rico, Austin
Trust, Refunding RB, VRDN Certificates,
Bank of America, Series 2008-355
(Bank of America NA LOC, Bank of
America NA SBPA), 0.40%, 7/07/10 (a)	$ 16,075	$ 16,075,000
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public Improvement
(AGM Insurance) (a):
Series A-2 (JPMorgan Chase Bank
SBPA), 0.31%, 7/07/10	3,100	3,100,000
Series C4 (Dexia Credit Local SBPA),
0.30%, 7/07/10	1,600	1,600,000
20,775,000
Total Investments
(Cost - $787,724,830*) – 97.7%		787,724,830
Other Assets Less Liabilities – 2.3%		18,866,056
Net Assets – 100.0%	$ 806,590,886

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves , volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

• Level 3 — unobservable inputs based on the best information available
In the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

3

Schedule of Investments (concluded)

BIF New Jersey Municipal Money Fund

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal
Bonds[1]	—	$ 787,724,830	—	$ 787,724,830
Total	—	$ 787,724,830	—	$ 787,724,830

1 See above Schedule of Investments for values in the state or political subdivision.

4 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)

BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 96.7%
Albany County Airport Authority,
Refunding RB, VRDN, Series A, AMT
(Bank of America NA LOC), 0.33%,
7/07/10 (a)	$ 13,400	$ 13,400,000
Albany Industrial Development Agency,
RB, VRDN, Albany Medical Center
Hospital, Series C (Bank of America
NA LOC), 0.31%, 7/07/10 (a)	1,780	1,780,000
Arlington Central School District New
York, GO, BAN, 2.25%, 8/20/10	1,960	1,963,662
Bethlehem Central School District New
York, GO, BAN, 1.25%, 10/15/10	4,926	4,934,456
Burnt Hills-Ballston Lake Central School
District, GO, Refunding, BAN, 1.50%,
6/29/11	4,200	4,235,432
Cattaraugus County Industrial
Development Agency New York, RB,
VRDN, Gowanda Electronics Corp.,
Series A, AMT (KeyBank NA LOC),
0.66%, 7/07/10 (a)	1,485	1,485,000
Central Islip Union Free School District
New York, GO, BAN, 1.50%, 9/15/10	6,825	6,834,992
City of New York New York, GO,
Refunding, VRDN (a):
Fiscal 2008, Sub-Series J-11 (KBC
Bank NV SBPA), 0.29%, 7/07/10	5,100	5,100,000
Sub-Series C-2 (Bayerische
Landesbank LOC), 0.29%, 7/07/10	7,615	7,615,000
City of New York New York, GO,
VRDN (a):
JP Morgan Chase
PUTTERS/DRIVERS Trust, DRIVERS,
Series 3282 (JPMorgan SBPA),
0.31%, 7/07/10 (b)(c)	3,325	3,325,000
ROCS, Series II-R-251A (Citibank NA
SBPA), 0.32%, 7/07/10 (b)	27,540	27,540,000
Series F-4 (Landesbank Hessen-
Thuringen LOC), 0.29%, 7/07/10	27,660	27,660,000
Series F-5 (Bayerische Landesbank
LOC), 0.29%, 7/07/10	11,675	11,675,000
Sub-Series A-9 (JPMorgan Chase
Bank LOC), 0.22%, 7/07/10	4,820	4,820,000
Sub-Series H-4 (Bank of New York
LOC), 0.19%, 7/01/10	2,900	2,900,000
Sub-Series L-6 (Wells Fargo Bank
NA SBPA), 0.11%, 7/01/10	21,750	21,750,000
Copiague Union Free School District,
GO, TAN, 1.50%, 6/30/11	7,640	7,712,886

	Par
Municipal Bonds	(000)	Value
New York (continued)
Erie County Fiscal Stability Authority, RB,
BAN, Series B, 1.25%, 7/30/10	$ 11,845	$ 11,851,605
Erie County Industrial Development
Agency, RB, VRDN, Claddagh
Commission Inc. Project (KeyBank NA
LOC), 0.53%, 7/07/10 (a)	925	925,000
Guilderland Industrial Development
Agency New York, RB, VRDN,
Multi-Mode, Western Turnpike,
Series A (KeyBank NA LOC), 0.53%,
7/07/10 (a)	1,860	1,860,000
Irvington Union Free School District, GO,
TAN, 1.25%, 6/17/11	4,975	5,008,361
Levittown Union Free School District
New York, GO, BAN, 1.50%, 7/16/10	5,200	5,201,810
Lindenhurst Union Free School District
New York, GO, BAN, 1.50%, 7/08/10	4,750	4,751,004
Metropolitan Transportation Authority,
RB, RAN, 2.00%, 12/31/10	13,750	13,861,412
Middletown City School District New
York, GO, BAN, 1.50%, 8/26/10	12,750	12,767,809
Monroe County Industrial Development
Agency, IDRB, VRDN, Klein Steel
Service, AMT (M&T Bank LOC), 0.41%,
7/07/10 (a)(c)	7,515	7,515,000
Nassau County Industrial Development
Agency, RB, VRDN, Clinton Plaza
Senior Housing Project, AMT (Fannie
Mae), 0.44%, 7/07/10 (a)	13,250	13,250,000
New York City Housing Development
Corp., MRB, VRDN, Parkview II
Apartments, Series A, AMT (Citibank
NA LOC), 0.32%, 7/07/10 (a)	4,255	4,255,000
New York City Housing Development
Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A,
AMT (Freddie Mac), 0.30%,
7/07/10	10,900	10,900,000
Brittany Development, Series A,
AMT (Fannie Mae), 0.30%, 7/07/10	24,830	24,830,000
Lyric Development, Series A, AMT
(Fannie Mae), 0.30%, 7/07/10	12,765	12,765,000
Series A, AMT (Fannie Mae), 0.30%,
7/07/10	35,400	35,400,000
Series A-1-B, AMT, 0.30%, 7/07/10	4,610	4,610,000
Series H-2-B, AMT (Bank of America
NA SBPA), 0.21%, 7/01/10	13,590	13,590,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	MRB	Mortgage Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	RAN	Revenue Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
HRB	Housing Revenue Bonds	TECP	Tax-Exempt Commercial Paper
IDRB	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments (continued)

BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Housing Development
Corp., RB, VRDN (a) (concluded):
Series M, Mandatory Put Bonds,
0.55%, 10/01/10	$ 7,800	$ 7,800,000
Sierra Development, Series A, AMT
(Fannie Mae), 0.31%, 7/07/10	14,065	14,065,000
Susans Court, Series A, AMT
(Citibank NA LOC), 0.31%, 7/07/10	19,000	19,000,000
W. 43rd Street Development,
Series A, AMT (Fannie Mae), 0.30%,
7/07/10	19,400	19,400,000
West End Towers, Series A, AMT
(Fannie Mae), 0.30%, 7/07/10	34,000	34,000,000
New York City Housing Development
Corp., Refunding RB, VRDN, AMT:
ROCS, Series II-R-11699 (Citibank
SBPA), 0.37%, 7/07/10 (a)(b)(c)	6,485	6,485,000
Series I-2, Mandatory Put Bonds,
0.53%, 5/13/11	7,300	7,300,000
New York City Industrial Development
Agency, RB, VRDN (a):
Air Express International Corp.
Project, AMT (Citibank NA LOC),
0.32%, 7/07/10	14,000	14,000,000
Heart Share Human Services,
Series A (HSBC Bank USA NA LOC),
0.31%, 7/07/10	4,255	4,255,000
New York City Industrial Development
Agency, Refunding RB, VRDN,
Brooklyn Heights (TD Bank NA LOC),
0.31%, 7/07/10 (a)	5,835	5,835,000
New York City Municipal Water Finance
Authority, Eagle Tax-Exempt Trust, RB,
VRDN, Eagle Tax-Exempt Trust, Series
2009-0046, Class A (Citibank SBPA),
0.31%, 7/07/10 (a)(b)(c)	18,000	18,000,000
New York City Municipal Water Finance
Authority, RB, VRDN (a):
2nd General, Fiscal 2008,
Series BB-1 (Fortis Bank SA SBPA),
0.11%, 7/01/10	4,100	4,100,000
PUTTERS, Series 2559 (JPMorgan
SBPA), 0.31%, 7/07/10 (b)	1,775	1,775,000
ROCS, Series II-R-9301 (Citibank
SBPA), 0.34%, 7/07/10 (b)(c)	7,975	7,975,000
New York City Municipal Water Finance
Authority, Refunding RB, VRDN (a):
2nd General Resolution, Series AA-1
(SBPA), 0.15%, 7/01/10	20,300	20,300,000
Eagle Tax-Exempt Trust,
Series 2009-0047, Class A
(Citibank NA SBPA), 0.31%,
7/07/10 (b)(c)	15,175	15,175,000
PUTTERS, Series 988 (JPMorgan
SBPA), 0.31%, 7/07/10 (b)	1,265	1,265,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Municipal Water Finance
Authority, Refunding RB, VRDN (a)
(concluded):
Sub-Series B-1 (JPMorgan Chase
Bank SBPA), 0.25%, 7/07/10	$ 2,100	$ 2,100,000
Sub-Series F1A (Wells Fargo Bank
NA SBPA), 0.24%, 7/07/10	37,800	37,800,000
New York City Transitional Finance
Authority, RB, VRDN (a):
Future Tax Secured, Series A
(JPMorgan Chase Bank SBPA),
0.28%, 7/07/10	5,000	5,000,000
Future Tax Secured, Series A-2
(Bank of Nova Scotia SBPA), 0.26%,
7/07/10	615	615,000
Future Tax Secured, Series C
(Bayerische Landesbank SBPA),
0.14%, 7/01/10	10,000	10,000,000
Future Tax Secured, Series G-5
(Barclays Bank Plc SBPA), 0.21%,
7/01/10	22,800	22,800,000
New York City Recovery, Series 3,
Sub-Series 3E (Landesbank
Baden-Wurttemberg SBPA), 0.18%,
7/01/10	6,000	6,000,000
New York City Recovery, Series 3,
Sub-Series 3F (Royal Bank of
Canada SBPA), 0.18%, 7/01/10	3,700	3,700,000
Sub-Series 2B, 0.38%, 7/07/10	17,720	17,720,000
Sub-Series 2C, 0.28%, 7/07/10	1,655	1,655,000
New York City Transitional Finance
Authority, Refunding RB, Future Tax
Secured, Series A, 5.25%,
11/01/10	625	635,000
New York Convention Center
Development Corp., Eclipse Funding
Trust, RB, Series 2006-0004, Solar
Eclipse (US Bank NA LOC), 0.30%,
7/07/10 (b)	23,810	23,810,000
New York Liberty Development Corp.,
BB&T Municipal Trust, RB, FLOATS,
VRDN, Series 2025 (Branch Banking
& Trust LOC), 0.30%, 7/07/10 (a)(b)	5,100	5,100,000
New York Mortgage Agency, MRB,
VRDN, 37th Series, AMT (Dexia Credit
Local SBPA), 0.30%, 7/07/10 (a)	19,800	19,800,000
New York Mortgage Agency, RB,
VRDN (a):
Homeowner Mortgage, Series 125,
AMT (Dexia Credit Local SBPA),
0.44%, 7/07/10	25,000	25,000,000
Homeowner Mortgage, Series 129,
AMT (Dexia Credit Local SBPA),
0.32%, 7/07/10	26,000	26,000,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments (continued)

BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York Mortgage Agency, RB,
VRDN (a) (concluded):
ROCS, Series II-R-11705, AMT
(Citibank SBPA), 0.37%,
7/07/10 (b)(c)	$ 6,450	$ 6,450,000
ROCS, Series II-R-11707, AMT
(Citibank SBPA), 0.37%,
7/07/10 (b)(c)	6,210	6,210,000
Series 147, AMT (Dexia Credit Local
SBPA), 0.30%, 7/07/10	25,000	25,000,000
Series 159 (Bank of America NA
SBPA), 0.27%, 7/07/10	25,000	25,000,000
New York Mortgage Agency, Refunding
RB, ROCS, VRDN, Series II-R-11701,
AMT (Citibank SBPA), 0.37%,
7/07/10 (a)(b)(c)	6,335	6,335,000
New York State Dormitory Authority, JP
Morgan Chase PUTTERS/DRIVERS
Trust, RB, PUTTERS, VRDN,
Series 3280 (JPMorgan SBPA),
0.31%, 7/07/10 (a)(b)(c)	3,325	3,325,000
New York State Dormitory Authority,
RB:
Mental Health Services,
Sub-Series D-2F (JPMorgan Chase
Bank SBPA), 0.25%, 7/07/10	23,125	23,125,000
VRDN, Eagle Tax-Exempt Trust,
Series 2006-0164, Class A
(Citibank SBPA), 0.32%,
7/07/10 (a)(b)	4,700	4,700,000
VRDN, PUTTERS, Series 1955
(JPMorgan SBPA), 0.31%,
7/07/10 (a)(b)	6,615	6,615,000
New York State Dormitory Authority,
Refunding RB, VRDN (a):
City University, Consolidated 5th
Series C (Bank of America NA LOC),
0.30%, 7/07/10	4,000	4,000,000
ROCS, Series II-R-11560, (Citibank
SBPA), 0.32%, 7/07/10 (b)	2,200	2,200,000
New York State Energy Research &
Development Authority, RB, VRDN,
Consolidated Edison Company of New
York, Inc. Project, Sub-Series C-1, AMT
(Mizuho Corporate Bank LOC), 0.27%,
7/07/10 (a)	11,200	11,200,000
New York State Environmental Facilities
Corp., Refunding RB, PUTTERS, VRDN,
Series 2900 (JPMorgan SBPA),
0.31%, 7/07/10 (a)(b)	3,500	3,500,000
New York State HFA, HRB, VRDN,
AMT (a):
363 West 30th Street, Series A
(Freddie Mac), 0.30%, 7/07/10	12,150	12,150,000
Gethsemane Apartments, Series A
(Fannie Mae), 0.32%, 7/07/10	12,000	12,000,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State HFA, HRB, VRDN,
AMT (a) (concluded):
Grace Towers, Series A (Freddie
Mac), 0.30%, 7/07/10	$ 4,975	$ 4,975,000
Kew Gardens Hills, Series A (Fannie
Mae), 0.30%, 7/07/10	5,600	5,600,000
New York State HFA, RB, VRDN, AMT (a):
80 DeKalb Avenue Apartments,
Series A (Wachovia Bank NA LOC),
0.30%, 7/07/10	32,850	32,850,000
240 E. 39th Street Housing, 0.30%,
7/07/10	29,100	29,100,000
360 West 43, Series A (Fannie
Mae), 0.28%, 7/07/10	1,565	1,565,000
1500 Lexington Avenue, Series A
(Fannie Mae), 0.33%, 7/07/10	4,400	4,400,000
Avalon Bowery Place II, Series A
(Bank of America NA LOC), 0.27%,
7/07/10	25,000	25,000,000
West 33rd Street Housing, Series A
(Fannie Mae), 0.30%, 7/07/10	3,400	3,400,000
Worth Street, Series A 12/18/03
(Fannie Mae), 0.28%, 7/07/10	4,500	4,500,000
Worth Street, Series A 12/18/03
(Fannie Mae), 0.28%, 7/07/10	9,100	9,100,000
New York State HFA, Refunding RB:
505 West 37th Street, Series B
(Landesbank Hessen-Thuringen
LOC), 0.30%, 7/07/10	33,200	33,200,000
VRDN, Series M-1 (Bank of America
NA LOC), 0.25%, 7/07/10 (a)	4,400	4,400,000
VRDN, Series M-2 (Bank of America
NA LOC), 0.26%, 7/07/10 (a)	4,200	4,200,000
New York State Local Government
Services Corp., RB, VRDN, Series E
(Landesbank Hessen-Thuringen LOC),
0.31%, 7/07/10 (a)	25,635	25,635,000
New York State Local Government
Services Corp., Refunding RB, VRDN,
Subordinate Lien, Series B-3V
(JPMorgan Chase Bank SBPA), 0.26%,
7/07/10 (a)	12,000	12,000,000
New York State Power Authority, TECP,
0.46%, 8/10/10	12,800	12,800,000
New York State Urban Development
Corp., RB, PUTTERS, VRDN,
Series 2750 (JPMorgan SBPA),
0.31%, 7/07/10 (a)(b)	5,000	5,000,000
Newburgh City School District New York,
GO, BAN, 1.25%, 7/30/10	21,275	21,288,135
North Colonie Central School District,
GO, BAN, 1.25%, 5/27/11	3,620	3,644,490
Oneida County Industrial Development
Agency New York, RB, VRDN, Rome
Properties LLC Project, AMT (KeyBank
NA LOC), 0.61%, 7/07/10 (a)	3,740	3,740,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments (continued)

BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Onondaga County Industrial
Development Agency New York, RB,
VRDN, G.A. Braun Inc. Project, AMT
(Manufacturers & Traders LOC),
0.41%, 7/07/10 (a)	$ 9,530	$ 9,530,000
Oswego County Industrial Development
Agency New York, RB, VRDN, OH
Properties Inc. Project, Series A
(Manufacturers & Traders LOC),
0.41%, 7/07/10 (a)	1,450	1,450,000
Otsego County Industrial Development
Agency New York, RB, VRDN,
Templeton Foundation Project,
Series A (KeyBank NA LOC), 0.48%,
7/07/10 (a)	2,630	2,630,000
Peekskill City School District New York,
GO, BAN, 1.75%, 8/27/10	4,567	4,571,598
Port Authority of New York & New
Jersey, Refunding RB, VRDN (a)(b):
FLOATS, Series 766 (AGM) (Morgan
Stanley SBPA), 0.32%, 7/07/10	1,745	1,745,000
FLOATS, Series 2977, AMT (Morgan
Stanley SBPA), 0.31%,
7/07/10 (c)	10,665	10,665,000
PUTTERS, Series 2945, AMT
(JPMorgan SBPA), 0.40%, 7/07/10	1,665	1,665,000
Poughkeepsie Industrial Development
Agency, Refunding RB, VRDN, Manor
at Woodside Project, AMT (JPMorgan
Chase & Co. LOC), 0.31%,
7/07/10 (a)	5,570	5,570,000
Ramapo Housing Authority New York,
RB, VRDN, Fountainview College Road
(Manufacturers & Traders LOC),
0.41%, 7/07/10 (a)	14,000	14,000,000
Rensselaer County Industrial
Development Agency New York, RB,
VRDN, The Sage Colleges Project,
Series A (Manufacturers & Traders
LOC), 0.36%, 7/07/10 (a)	5,540	5,540,000
Rondout Valley Central School District
Accord, GO, BAN, 1.25%, 6/15/11	10,600	10,660,580
Sachem Central School District of
Holbrook New York, GO, BAN, 2.00%,
8/27/10	8,375	8,394,856
Suffolk County Industrial Development
Agency New York, RB, VRDN, Touro
College Project (JPMorgan Chase
Bank LOC), 0.26%, 7/07/10 (a)	1,990	1,990,000
Town of Clarence New York, GO,
Refunding, BAN, 1.25%, 7/29/10	4,462	4,464,147
Town of Grand Island New York, GO,
BAN, 1.25%, 10/21/10	5,785	5,794,241
Town of Ramapo New York, GO, BAN,
1.50%, 12/15/10	4,225	4,244,382

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority,
Refunding RB, VRDN (a):
General, Sub-Series B-2 (Dexia
Credit Local SBPA), 0.30%,
7/07/10	$ 75,915	$ 75,915,000
General, Sub-Series B-3 (Bank of
America NA SBPA), 0.28%, 7/07/10	10,035	10,035,000
General, Sub-Series B-4
(Landesbank Baden-Wurttemberg
SBPA), 0.33%, 7/07/10	10,255	10,255,000
Village of Harrison New York, GO, BAN,
1.25%, 12/23/10	3,159	3,164,416
Village of Harrison New York, GO,
Refunding, BAN, 1.00%, 3/17/11	10,813	10,836,351
Village of Tarrytown New York, GO, BAN,
Series C, 1.25%, 11/12/10	12,600	12,634,766
Wallkill Central School District New York,
GO, BAN, 2.00%, 8/13/10	7,875	7,882,696
West Genesee Central School District,
GO, BAN, 1.00%, 11/01/10	4,000	4,005,369
Yorktown Central School District, GO,
BAN, 2.00%, 10/01/10	1,880	1,885,221
		1,374,274,677
Puerto Rico — 1.0%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series A-2 (AGM
Insurance, JPMorgan Chase Bank
SBPA), 0.31%, 7/07/10 (a)	13,900	13,900,000
Total Investments
(Cost - $1,388,174,677*) – 97.7%		1,388,174,677
Other Assets Less Liabilities – 2.3%		33,292,831
Net Assets – 100.0%		$ 1,421,467,508

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments June 30, 2010 (concluded)

BIF New York Municipal Money Fund

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to he Fund’s most recent financial statement, as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal
Bonds[1]		—	$ 1,388,174,677	—	$1,388,174,677
Total		—	$ 1,388,174,677	—	$1,388,174,677

1 See above Schedule of Investments for values in each state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)

BIF North Carolina Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina — 92.4%
Alamance County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, IDRB, VRDN, Millender
Project, AMT (Wells Fargo Bank NA
LOC), 0.47%, 7/07/10 (a)	$ 1,100	$ 1,100,000
City of Raleigh North Carolina,
Refunding RB, VRDN, 0.41%,
1/26/11 (a)	2,415	2,415,000
City of Winston-Salem North Carolina,
COP, VRDN, Series C (Dexia Credit
Local SBPA), 0.30%, 7/07/10 (a)	1,500	1,500,000
Cleveland County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN, Blachford
Rubber Project, AMT (Bank One NA
LOC), 0.85%, 7/07/10 (a)	3,135	3,135,000
Columbus County Water & Sewer
District No. IV, GO, BAN, 1.00%,
10/13/10	2,238	2,241,191
County of Sampson North Carolina,
Eclipse Funding Trust, COP,
Series 2006-0160, Solar Eclipse
(AGM Insurance, US Bank NA LOC),
0.29%, 7/07/10 (a)(b)	1,000	1,000,000
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, IDRB, VRDN, Marlatex
Corp. Project, AMT (Wells Fargo Bank
NA LOC), 0.52%, 7/07/10 (a)	1,005	1,005,000
Guilford County Industrial Facilities &
Pollution Control Financing Authority,
IDRB, VRDN, National Sherman, AMT
(TD Bank NA LOC), 0.57%,
7/07/10 (a)	2,400	2,400,000
Lee County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project (Comerica Bank
LOC), 0.48%, 7/07/10	2,550	2,550,000
Lee Central LLC Project (Wells Fargo
Bank NA LOC), 0.47%, 7/07/10	2,515	2,515,000
Mecklenburg County North Carolina,
COP, VRDN (Branch Banking & Trust
SBPA), 0.34%, 7/07/10 (a)	4,345	4,345,000
Mecklenburg County North Carolina, GO,
Refunding, 7 Month Windows,
Series D, 0.41%, 1/26/11	7,375	7,375,000

	Par
Municipal Bonds	(000)	Value
North Carolina (continued)
North Carolina Agricultural Finance
Authority, RB, VRDN, Albemarle Cotton
Growers, AMT (Wells Fargo Bank NA
LOC), 0.47%, 7/07/10 (a)	$ 1,600	$ 1,600,000
North Carolina Agricultural Finance
Authority, Refunding RB, VRDN,
Harvey Fertilizer & Gas Project, AMT
(Wells Fargo Bank NA LOC), 0.52%,
7/07/10 (a)	1,310	1,310,000
North Carolina, BB&T Municipal Trust,
RB, FLOATS, VRDN (Branch Banking &
Trust LOC) (a)(b):
Series 1008, 0.38%, 7/07/10	5,980	5,980,000
Series 1009, 0.38%, 7/07/10	4,515	4,515,000
Series 1011, 0.38%, 7/07/10	2,380	2,380,000
North Carolina Capital Facilities Finance
Agency, JPMorgan Chase
PUTTERS/DRIVERS Trust, Refunding
RB, VRDN, Series 3248 (JPMorgan
Chase & Co. SBPA), 0.19%,
7/01/10 (a)(b)(c)	2,115	2,115,000
North Carolina Capital Facilities Finance
Agency, RB, VRDN, Safety Test &
Equipment Project, Series A-2, AMT
(RBC Centura Bank LOC), 0.49%,
7/07/10 (a)	1,415	1,415,000
North Carolina HFA, RB, VRDN,
AMT (a)(b)(c):
MERLOTS, Series B12 (Wells Fargo
Bank NA SBPA), 0.37%, 7/07/10	3,440	3,440,000
ROCS, Series II-R-175 (Citibank NA
SBPA), 0.37%, 7/07/10	210	210,000
North Carolina Medical Care
Commission, RB, VRDN, Moses Cone
Health System, Series A, 0.28%,
7/07/10 (a)	3,000	3,000,000
North Carolina State Education
Assistance Authority, Refunding RB,
VRDN, Student Loan, Series A-2, AMT
(Royal Bank of Canada LOC), 0.33%,
7/07/10 (a)	1,100	1,100,000
Piedmont Triad Airport Authority North
Carolina, RB, VRDN, Cessna Aircraft
Co. Project, AMT (Bank of America NA
LOC), 0.45%, 7/07/10 (a)	300	300,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	PUTTERS	Puttable Tax-Exempt Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (concluded)

BIF North Carolina Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
Stanley County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, IDRB, VRDN, Patrick
Industries Project, AMT (Bank One NA
LOC), 0.88%, 7/07/10 (a)	$ 500	$ 500,000
State of North Carolina, GO, VRDN,
Public Improvement, Series G
(Landesbank Hessen-Thuringen
SBPA), 0.24%, 7/07/10 (a)	3,500	3,500,000
Town of Ahoskie North Carolina, GO,
BAN, Wastewater, 1.00%,
11/17/10	5,500	5,510,526
Vance County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN, HH Hunt
Manufacturing Facilities LLC Project,
AMT (Wells Fargo Bank NA LOC),
0.52%, 7/07/10 (a)	1,420	1,420,000
Wilson County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN,
Supreme/Murphy Truck Project, AMT
(Bank One Indiana NA LOC), 0.85%,
7/07/10 (a)	1,100	1,100,000
Yancey County Industrial Facilities &
Pollution Control Financing Authority,
RB, VRDN, Altec Industries Inc.
Project, AMT (Branch Banking & Trust
LOC), 0.42%, 7/07/10 (a)	4,000	4,000,000
74,976,717
Puerto Rico — 7.1%
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local LOC), 0.56%, 7/07/10 (a)(b) 5,790 5,790,000
Total Investments
(Cost - $80,766,717*) – 99.5%		80,766,717
Other Assets Less Liabilities – 0.5%		430,740
Net Assets – 100.0%	$ 81,197,457

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal
Bonds[1]	—	$ 80,766,717	—	$ 80,766,717
Total	—	$ 80,766,717	—	$ 80,766,717

1 See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)

BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 98.3%
Akron Bath Copley Joint Township
Hospital District, Refunding RB, VRDN,
Hospital Facilities, Summa Health
System, Series B (Bank One NA LOC),
0.26%, 7/07/10 (a)	$ 9,725	$ 9,725,000
Akron University, Refunding RB, VRDN
(AGC Insurance, Dexia Credit Local
SBPA):
Series C-1, 0.38%, 7/07/10	6,000	6,000,000
Series C-2, 0.38%, 7/07/10 (a)	18,830	18,830,000
American Municipal Power-Ohio Inc., RB,
BAN, Electric System, Bryan Project,
3.00%, 8/13/10	1,100	1,100,655
American Municipal Power-Ohio Inc.,
Refunding RB, VRDN, Combustion
Turbine Project (KeyBank NA LOC),
0.38%, 7/07/10 (a)	1,700	1,700,000
Avon Local School District, GO, BAN,
School Construction, 1.00%,
12/15/10	2,510	2,515,742
Butler Technology & Career
Development School District, GO,
BAN, School Improvement, 1.50%,
3/17/11	3,600	3,622,926
City of Cleveland Ohio, Refunding RB,
VRDN, Series Q (Bank of America NA
LOC), 0.26%, 7/07/10 (a)	1,700	1,700,000
City of Delaware Ohio, GO, BAN, Various
Purpose, 1.25%, 4/27/11	2,000	2,010,816
City of Hilliard Ohio, GO, BAN, Various
Purpose, 1.55%, 5/10/11	5,300	5,343,022
City of Independence Ohio, Refunding
RB, VRDN, Rockside Spectrum
Building (US Bank NA LOC), 0.31%,
7/07/10 (a)	1,655	1,655,000
City of Kent Ohio, GO, BAN, Various
Purpose, 1.50%, 10/14/10	850	851,222
City of Lancaster Ohio, GO, BAN, 1.75%,
10/14/10	700	701,003
City of Lebanon Ohio, GO, BAN, Water
System Improvement, 1.25%,
4/05/11	3,700	3,715,428
City of Marysville Ohio, GO, Wastewater
Treatment, 1.25%, 6/01/11	300	301,368
City of North Olmsted Ohio, GO, BAN,
Capital Improvement Equipment,
1.30%, 9/30/10	665	665,914
City of North Ridgeville Ohio, GO, BAN,
1.00%, 4/14/11	845	846,651

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
City of North Royalton Ohio, GO, BAN,
Various Purpose, 1.25%, 2/23/11	$ 2,000	$ 2,008,425
City of Pickerington Ohio, GO, BAN,
1.25%, 2/03/11	5,662	5,687,227
City of Sharonville Ohio, GO, BAN:
1.50%, 7/16/10	2,820	2,821,366
Various Purpose, 2.00%, 7/23/10	2,620	2,620,813
City of South Euclid Ohio, GO, BAN, Real
Estate, Series B, 1.75%, 9/30/10	1,400	1,404,580
City of Wooster Ohio, GO, BAN, 1.00%,
10/15/10	400	400,711
Columbus City School District, GO,
Refunding, PUTTERS, VRDN,
Series 1488 (AGM), 0.36%,
7/07/10 (a)(b)	2,430	2,430,000
Columbus Regional Airport Authority,
Refunding HRB, VRDN, West Bay
Apartments Project, AMT (Sovereign
Bank FSB LOC), 0.38%, 7/07/10 (a)	8,320	8,320,000
County of Allen Ohio, RB, VRDN, Catholic
Healthcare, Series C (a):
(Bank of Nova Scotia LOC), 0.16%,
7/01/10	8,300	8,300,000
(Wachovia Bank NA LOC), 0.18%,
7/01/10	4,220	4,220,000
County of Butler Ohio, GO, BAN, County
Airport Improvement, 1.25%,
8/05/10	1,860	1,861,001
County of Cuyahoga Ohio, HRB, VRDN,
St. Vitus Village Apartments Project
(KeyBank NA LOC), 0.53%,
7/07/10 (a)	1,000	1,000,000
County of Cuyahoga Ohio, RB, VRDN (a):
Cleveland Clinic, Sub-Series B3
(Bank of America NA SBPA), 0.17%,
7/01/10	2,300	2,300,000
Cleveland Hearing & Speech
(KeyBank NA LOC), 0.47%, 7/07/10	2,690	2,690,000
Multi-Mode, Fairfax Development
Corp. (KeyBank NA LOC), 0.48%,
7/07/10	3,570	3,570,000
County of Franklin Ohio, RB, VRDN,
Senior, St. George Commons
Apartments, AMT (Fannie Mae),
0.36%, 7/07/10 (a)	2,385	2,385,000
County of Geauga Ohio, RB, VRDN,
Heather Hill Inc. Project, Series A
(JPMorgan Chase Bank LOC), 0.28%,
7/07/10 (a)	3,065	3,065,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HRB	Housing Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (continued)

BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
County of Greene Ohio, RB, VRDN, FC
Ltd., AFC Stamping, AMT (KeyBank NA
LOC), 0.66%, 7/07/10 (a)	$ 20	$ 20,000
County of Lake Ohio, GO, BAN, Various
Purpose:
1.50%, 7/08/10	1,700	1,700,296
1.50%, 7/06/11 (c)	4,020	4,053,848
County of Lucas Ohio, GO, BAN, Arena
Improvement, 1.00%, 7/22/10	1,000	1,000,179
County of Mahoning Ohio, RB, VRDN,
M&J Development Ltd. Project, AMT
(KeyBank NA LOC), 0.61%,
7/07/10 (a)	2,120	2,120,000
County of Miami Ohio, GO, BAN, Various
Purpose, 1.38%, 11/24/10	600	601,257
County of Montgomery Ohio, RB, VRDN,
Citywide Development Corp. Project,
AMT (JPMorgan Chase Bank LOC),
0.80%, 7/07/10 (a)	780	780,000
County of Portage Ohio, RB, VRDN, AMT,
John E. Susong Project, (Key Bank
LOC) (a):
Series A, 0.66%, 7/07/10	110	110,000
Series B, 0.66%, 7/07/10	455	455,000
County of Summit Ohio, RB, VRDN,
Waldonia Investment Project, AMT
(KeyBank NA LOC), 0.66%,
7/07/10 (a)	15	15,000
County of Trumbull Ohio, RB, VRDN,
Multi-Mode, McDonald Steel, AMT
(KeyBank NA LOC), 0.61%,
7/07/10 (a)	4,050	4,050,000
County of Trumbull Ohio, Refunding RB,
VRDN (a):
Ellwood Engineered, AMT (Wells
Fargo Bank NA LOC), 0.49%,
7/07/10	3,400	3,400,000
Shepherd (M&T Bank LOC,
Manufacturers & Traders SBPA),
0.26%, 7/07/10	13,600	13,600,000
Delaware County Port Authority, RB,
VRDN, Columbus Zoological Park
(JPMorgan Chase Bank LOC), 0.32%,
7/07/10 (a)	3,600	3,600,000
Dublin City School District, GO, BAN,
School Construction, 1.00%,
10/14/10	3,750	3,754,324
Lorain County Port Authority, RB, VRDN,
St. Ignatius High School Project (US
Bank NA LOC), 0.28%, 7/07/10 (a)	1,510	1,510,000
Montgomery County Transportation
Improvement District, GO, Austin Road
Interchange, Series B, 2.38%,
8/01/10	5,940	5,942,350

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
Ohio Air Quality Development Authority,
RB, VRDN, Ohio Valley Electric Corp.,
Series C (Bank of Tokyo-Mitsubishi
UFJ LOC), 0.28%, 7/07/10 (a)	$ 700	$ 700,000
Ohio Air Quality Development Authority,
Refunding RB, VRDN (a):
Cincinnati Gas & Electric, Series B,
0.55%, 7/07/10	1,100	1,100,000
Dayton Power & Light, Series A, AMT
(JPMorgan Chase Bank LOC),
0.32%, 7/07/10	600	600,000
Dayton Power & Light, Series B,
AMT (JPMorgan Chase Bank LOC),
0.28%, 7/07/10	6,300	6,300,000
FirstEnergy Project, Series A, AMT
(Bank of Nova Scotia LOC), 0.34%,
7/07/10	9,550	9,550,000
Ohio HFA, RB, VRDN (a):
Mortgage-Backed Securities
Program, Series J, AMT (Ginnie Mae
Insurance, KBC Bank NV SBPA),
0.35%, 7/07/10	15,000	15,000,000
ROCS, Series II-R-11575 (Ginnie
Mae), 0.33%, 7/07/10 (b)	5,410	5,410,000
Residential, Series B-3, AMT (KBC
Bank NV SBPA), 0.34%, 7/07/10	360	360,000
Series H, AMT (Ginnie Mae
Insurance, Federal Home Loan
Bank SBPA), 0.37%, 7/07/10	1,200	1,200,000
Ohio HFA, Refunding RB, VRDN, AMT (a):
MERLOTS, Series A02 (Ginnie Mae
Insurance, Bank of New York SBPA),
0.37%, 7/07/10 (b)	1,970	1,970,000
Residential Mortgage, Series B
(Ginnie Mae Insurance, KBC Bank
NV SBPA), 0.36%, 7/07/10	6,800	6,800,000
Ohio State Higher Educational Facility
Commission, RB, VRDN, Eagle
Tax-Exempt Trust, Series 2007-0041,
Class A (BHAC), 0.32%,
7/07/10 (a)(b)	2,100	2,100,000
Ohio State Water Development
Authority, Refunding RB, VRDN,
FirstEnergy Nuclear, Series B (Wells
Fargo Bank NA LOC), 0.16%,
7/01/10 (a)	37,400	37,400,000
Port of Greater Cincinnati Development
Authority, RB, VRDN, Sycamore
Township, Kenwood, Series A (Lasalle
Bank NA LOC), 0.30%, 7/07/10 (a)	3,000	3,000,000
State of Ohio, GO, VRDN, Common
Schools, Series B, 0.26%,
7/07/10 (a)	680	680,000

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments (concluded)

BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
State of Ohio, RB, VRDN, Universal
Forest Products Project, AMT
(JPMorgan Chase Bank LOC), 0.52%,
7/07/10 (a)	$ 2,700	$ 2,700,000
Summit County Port Authority, RB,
VRDN, KB Compost Services Inc.
Project, AMT (PNC Bank NA LOC),
0.52%, 7/07/10 (a)	125	125,000
Township of Deerfield Ohio, GO,
Refunding, BAN, Various Purpose
Park, 1.50%, 11/10/10	4,980	4,994,944
Village of Valley View Ohio, RB, VRDN,
Multi-Mode Development, Sweet
Valley (Key Bank LOC), 0.66%,
7/07/10 (a)	180	180,000
Wadsworth City School District, GO,
Refunding, School Improvement
Notes, 2.25%, 9/22/10	3,050	3,061,153
Wells Fargo Stage Trust, Refunding RB,
FLOATS, VRDN, Series 56C, 0.30%,
7/07/10 (a)(b)(d)	16,870	16,870,000
283,182,221
Puerto Rico — 2.2%
Commonwealth of Puerto Rico, Austin
Trust, Refunding RB, VRDN
Certificates, Bank of America,
Series 2008-355 (Bank of America NA
LOC, Bank of America NA SBPA),
0.40%, 7/07/10 (a)(b)	3,400	3,400,000
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local LOC), 0.56%, 7/07/10 (a)(b)	2,995	2,995,000
6,395,000
Total Investments
(Cost - $289,577,221*) – 100.5%		289,577,221
Liabilities in Excess of Other Assets – (0.5)%		(1,518,112)
Net Assets – 100.0%	$ 288,059,109

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value
RBC Capital	$ 4,053,848

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]		—	$ 289,577,221	—	$ 289,577,221
Total		—	$ 289,577,221	—	$ 289,577,221

1 See above Schedule of Investments for values in each state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

3

Schedule of Investments June 30, 2010 (Unaudited)

BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 97.4%
Allegheny County Hospital Development
Authority, RB, VRDN, University of
Pittsburgh Medical Center, Series B-2
(Deutsche Bank AG LOC), 0.24%,
7/07/10 (a)	$ 4,400	$ 4,400,000
Allegheny County Hospital Development
Authority, RBC Municipal Products Inc.
Trust, RB, FLOATS, VRDN, Series E-16
(Royal Bank of Canada LOC), 0.30%,
7/07/10 (a)(b)(c)	11,700	11,700,000
Beaver County IDA, Refunding RB,
VRDN, FirstEnergy Nuclear, Series B
(Citibank NA LOC, FirstEnergy
Solutions Guaranty), 0.27%,
7/07/10 (a)	300	300,000
Berks County Municipal Authority, RB,
VRDN, Phoebe-Devitt Homes Project,
Series A (Banco Santander SA LOC),
0.38%, 7/07/10 (a)	2,735	2,735,000
Berks County Municipal Authority, RBC
Municipal Products Inc. Trust, RB,
FLOATS, VRDN, Series C-13 (Royal
Bank of Canada LOC), 0.30%,
7/07/10 (a)(b)(c)	1,800	1,800,000
Carbondale IDA Pennsylvania, RB,
VRDN, J.M. Wells Co. LP Project, AMT
(KeyBank NA LOC), 0.66%,
7/07/10 (a)	940	940,000
Chester County IDA, RB, VRDN, AMT
(Wells Fargo Bank NA LOC) (a):
Hankin Group, Series A, 0.52%,
7/07/10	1,905	1,905,000
West Vincent Association, Series B,
0.52%, 7/07/10	2,075	2,075,000
City of Philadelphia Pennsylvania,
Deutsche Bank SPEARS/LIFERS Trust,
RB, VRDN, Series DB-495, AMT (AGC),
0.34%, 7/07/10 (a)	2,850	2,850,000
City of Philadelphia Pennsylvania, RB,
VRDN, 5th Series A-2 (JPMorgan
Chase Bank LOC, Bank of Nova Scotia
LOC), 0.27%, 7/07/10 (a)	725	725,000
City of Philadelphia Pennsylvania,
Refunding RB, VRDN (a):
8th Series D (Bank of America NA
LOC), 0.26%, 7/07/10	3,300	3,300,000
Series C, AMT (TD Bank NA LOC),
0.22%, 7/07/10	5,500	5,500,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, Clipper
Tax-Exempt Certificate Trust, RB,
VRDN, Series 2009-58 (State Street
Bank & Co. SBPA), 0.34%,
7/07/10 (a)(b)(c)	$ 8,800	$ 8,800,000
Commonwealth of Pennsylvania, GO,
ROCS, VRDN, Series II-R-11056
(Citibank N. A. Liquidity Facility),
0.32%, 7/07/10 (a)(b)(c)	3,700	3,700,000
County of Lehigh Pennsylvania,
Refunding RB, VRDN, Lehigh Valley
Health Network, Series C (Bank of
America NA LOC), 0.19%, 7/01/10 (a)	1,600	1,600,000
Cumberland County Municipal Authority,
Refunding RB, VRDN, Asbury
Obligated Group (KBC Bank NV LOC),
0.28%, 7/07/10 (a)	5,700	5,700,000
Delaware County IDA Pennsylvania,
Refunding RB, VRDN (a):
Resource Recovery Facility,
Series G, 0.28%, 7/07/10	1,000	1,000,000
Resource Recovery, Series C,
0.28%, 7/07/10	740	740,000
Delaware River Joint Toll Bridge
Commission, RB, VRDN, Series B-2
(Dexia Credit Local LOC), 0.37%,
7/07/10 (a)	10,005	10,005,000
Downingtown Area School District, RBC
Municipal Products Inc. Trust, GO,
FLOATS, VRDN, Series E-13 (Royal
Bank of Canada Liquidity Facility),
0.30%, 7/07/10 (a)(b)(c)	3,405	3,405,000
Emmaus General Authority, RB,
VRDN (a):
(AGM Insurance, Wells Fargo Bank
NA SBPA), 0.35%, 7/07/10	11,500	11,500,000
Pennsylvania Loan Program,
Series A (US Bank NA LOC), 0.29%,
7/07/10	2,700	2,700,000
Emmaus General Authority, Refunding
RB, VRDN, Series 89F, Sub-Series
F24 (US Bank NA LOC), 0.31%,
7/07/10 (a)	1,000	1,000,000
Erie County Housing Authority, RB,
VRDN, St. Mary's Home Erie Project,
Series A (Bank of America NA LOC),
0.32%, 7/07/10 (a)	600	600,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	LIFERS	Long Inverse Floating Exempt Receipts
AGM	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
HUD	U.S. Department of Housing and Urban Development	TECP	Tax-Exempt Commercial Paper
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
IDRB	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

1

Schedule of Investments (continued)

BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Haverford Township School District, GO,
Refunding, VRDN (TD Bank NA LOC),
0.29%, 7/07/10 (a)	$ 1,700	$ 1,700,000
Lancaster County Hospital Authority, RB,
VRDN, Landis Homes Retirement
Community Project (Manufacturers &
Traders LOC), 0.36%, 7/07/10 (a)	2,790	2,790,000
Lancaster County Hospital Authority,
Refunding RB, VRDN, Masonic Homes
Project, Series D (JPMorgan Chase
Bank LOC), 0.16%, 7/01/10 (a)	2,500	2,500,000
Montgomery County IDA Pennsylvania,
VRDN, Big Little Association Project,
Series A (Wells Fargo Bank NA LOC),
0.52%, 7/07/10 (a)	970	970,000
Montgomery County IDA Pennsylvania,
RB, VRDN (a):
Edmund Optical Manufacturing LLC
Project, AMT (Wells Fargo Bank NA
LOC), 0.52%, 7/07/10	1,415	1,415,000
Fountain Life Christian, Series A
(JPMorgan Chase & Co. LOC),
0.33%, 7/07/10	2,025	2,025,000
Girl Scouts of Southeastern
Pennsylvania (TD Bank NA LOC),
0.27%, 7/07/10	1,805	1,805,000
Independent Support System
Project (Wells Fargo Bank NA LOC),
0.45%, 7/07/10	200	200,000
Valley Forge Baptist (Wells Fargo
Bank NA LOC), 0.45%, 7/07/10	1,685	1,685,000
Moon IDA, RB, VRDN, Providence Point
Project (Bank of Scotland LOC),
0.31%, 7/07/10 (a)	1,260	1,260,000
Northampton County General Purpose
Authority, RB, VRDN, Lafayette College
Project (JPMorgan Chase Bank SBPA),
0.24%, 7/07/10 (a)	200	200,000
Northampton County IDA, IDRB, VRDN,
Libra Partners, AMT (Wells Fargo Bank
NA LOC), 0.52%, 7/07/10 (a)	4,600	4,600,000
Northampton County IDA, RB, VRDN,
AMT (Wells Fargo Bank NA LOC) (a):
D.G. Properties Inc. Project, 0.52%,
7/07/10	2,555	2,555,000
Nicos Polymers & Grinding, 0.52%,
7/07/10	1,560	1,560,000
Reale Associate Project, 0.47%,
7/07/10	540	540,000
Pennsylvania Economic Development
Financing Authority, RB, VRDN (a):
Evergreen Community Power
Facility, AMT (Manufacturers &
Traders LOC), 0.46%, 7/07/10	14,400	14,400,000
Homewood Retirement, Series E
(M&T Bank LOC), 0.36%, 7/07/10	1,470	1,470,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, RB, VRDN (a),
(concluded):
Merck & Co., Inc., West Point
Project, AMT, 0.36%, 7/07/10	$ 21,100	$ 21,100,000
Penn Waste Inc. Project, AMT,
Manufacturers & Traders LOC),
0.41%, 7/07/10	3,940	3,940,000
Series C-1, AMT (Wells Fargo Bank
NA LOC), 0.52%, 7/07/10	1,000	1,000,000
Westrum Harleysville II Project, AMT
(Federal Home Loan Bank LOC),
0.46%, 7/07/10	3,000	3,000,000
Pennsylvania HFA, JPMorgan Chase
PUTTERS/DRIVERS Trust, RB, VRDN,
Series 3297, AMT (JPMorgan Chase
Liquidity Facility), 0.42%, 7/07/10
(a)(b)(c)	955	955,000
Pennsylvania HFA, Refunding RB,
VRDN (a):
Rental Housing, Series B (HUD
Insurance, Bank of America NA
SBPA), 0.30%, 7/07/10	2,100	2,100,000
Rental Housing, Series C (HUD
Insurance, Bank of America NA
SBPA), 0.30%, 7/07/10	1,215	1,215,000
Rental Housing, Series D (HUD
Insurance, Bank of America NA
SBPA), 0.30%, 7/07/10	5,755	5,755,000
Series 99C, AMT (Dexia Credit Local
SBPA), 0.32%, 7/07/10	7,500	7,500,000
Pennsylvania Turnpike Commission,
Refunding RB, Multi-Modal, Series A-2
(JPMorgan Chase Bank SBPA), 0.28%,
7/07/10 (a)	1,200	1,200,000
Philadelphia Authority for Industrial
Development, VRDN, Lannett Co., Inc.
Project (Wells Fargo Bank NA LOC),
0.52%, 7/07/10 (a)	430	430,000
Philadelphia Authority for Industrial
Development, RB, VRDN (a):
Chestnut Hill Academy (Wells Fargo
Bank NA LOC), 0.40%, 7/07/10	3,500	3,500,000
Comhar Inc. Project (Wells Fargo
Bank NA LOC), 0.40%, 7/07/10	3,590	3,590,000
Girard Estate Aramark Project
(JPMorgan Chase Bank LOC),
0.27%, 7/07/10	7,400	7,400,000
Henry H. Ottens Manufacturing
Project, AMT (Wells Fargo Bank NA
LOC), 0.52%, 7/07/10	700	700,000
Interim House West Project (Wells
Fargo Bank NA LOC), 0.45%,
7/07/10	985	985,000

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

Schedule of Investments (continued)

BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial
Development, Refunding RB, VRDN,
Series B (JPMorgan Chase Bank LOC,
Bank of New York LOC), 0.27%,
7/07/10 (a)	$ 1,800	$ 1,800,000
Philadelphia Hospitals & Higher
Education Facilities Authority, RB,
VRDN, Wills Eye Hospital Project
(JPMorgan Chase Bank LOC), 0.27%,
7/07/10 (a)	3,885	3,885,000
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB:
Children's Hospital of Philadelphia,
Series A (Bank of America NA
SBPA), 0.17%, 7/01/10	4,445	4,445,000
VRDN, Children's Hospital of
Philadelphia, Series A (Wachovia
Bank NA SBPA), 0.17%, 7/01/10(a)	900	900,000
VRDN, Children's Hospital Project,
Series A (JPMorgan Chase Bank
SBPA), 0.17%, 7/01/10 (a)	2,900	2,900,000
VRDN, Children's Hospital Project,
Series A (JPMorgan Chase Bank
SBPA), 0.17%, 7/01/10 (a)	1,700	1,700,000
VRDN, Children's Hospital Project,
Series B (JPMorgan Chase Bank
SBPA), 0.17%, 7/01/10 (a)	1,600	1,600,000
Pittsburgh Water & Sewer Authority,
Refunding RB, Sub-Series C-1A,
Mandatory Put Bonds (AGM
Insurance, Federal Home Loan Bank
LOC), 2.00%, 9/01/10	2,250	2,255,218
Ridley School District, GO, Refunding,
VRDN (TD Bank NA LOC), 0.29%,
7/07/10 (a)	2,920	2,920,000
Township of Cheltenham Pennsylvania,
RB, TRAN, 1.25%, 12/31/10	1,300	1,304,897
University of Pittsburgh Pennsylvania,
RB, 2.00%, 5/31/11	4,900	4,968,522
University of Pittsburgh Pennsylvania,
Refunding RB, Panthers-Pitt Asset
Notes, 5.00%, 8/01/10	400	401,597
Venango IDA, TECP (Dexia Credit Local
Liquidity Guaranty), 0.47%, 7/06/10	3,500	3,500,000
West Chester Area School District
Pennsylvania, GO, 1.25%,
11/15/10	980	983,379
Wilkins Area IDA Pennsylvania,
Refunding RB, VRDN, Fairview
Extended, Series B (Bank of America
NA LOC), 0.40%, 7/07/10 (a)	3,975	3,975,000
York County IDA Pennsylvania, RB,
VRDN, 495 Leasing Project, AMT
(Wells Fargo Bank NA LOC), 0.52%,
7/07/10 (a)	1,330	1,330,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
York General Authority Pennsylvania,
RB, VRDN, Strand Capitol Arts Center
Project (Wells Fargo Bank NA LOC),
0.36%, 7/07/10 (a)	$ 1,180	$ 1,180,000
235,073,613
Puerto Rico — 1.2%
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local LOC), 0.56%, 7/07/10 (a)(b) 2,995 2,995,000
Total Investments
(Cost - $238,068,613) – 98.6%		238,068,613
Other Assets Less Liabilities – 1.4%		3,383,737
Net Assets – 100.0%	$ 241,452,350

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to he Fund’s most recent financial statement, as contained in its annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

3

Schedule of Investments June 30, 2010 (concluded)

BIF Pennsylvania Municipal Money Fund

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1		Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal
Bonds		—	$ 238,068,613	—	$ 238,068,613
Total		—	$ 238,068,613	—	$ 238,068,613

1 See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

JUNE 30, 2010

4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BIF Multi-State Municipal Series Trust

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 25, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: August 25, 2010